Alerian Energy Infrastructure ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
CANADIAN ENERGY INFRASTRUCTURE COMPANIES (30.28%)
Gathering + Processing (4.61%)
Keyera Corp.	158,775	$3,719,156

Pipeline Transportation | Natural Gas (7.62%)
TC Energy Corp.(a)	114,315	6,141,895

Pipeline Transportation | Petroleum (15.19%)
Enbridge, Inc.	188,859	8,159,305
Pembina Pipeline Corp.	120,337	4,091,932
Total Pipeline Transportation | Petroleum		12,251,237

Storage (2.86%)
Gibson Energy, Inc.	118,293	2,308,930

TOTAL CANADIAN ENERGY INFRASTRUCTURE COMPANIES
(Cost $20,584,439)		24,421,218

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE COMPANIES (25.41%)
Gathering + Processing (10.22%)
ONEOK, Inc.	57,788	3,773,557
Targa Resources Corp.	68,379	4,469,935
Total Gathering + Processing		8,243,492

Liquefaction (7.22%)
Cheniere Energy, Inc.	34,931	4,642,330
Tellurian, Inc.(a)(b)	310,529	1,183,115
Total Liquefaction		5,825,445

Pipeline Transportation | Natural Gas (7.70%)
Equitrans Midstream Corp.	328,151	2,103,448
Kinder Morgan, Inc.	227,243	3,954,028
Kinetik Holdings, Inc.(a)	2,304	156,672
Total Pipeline Transportation | Natural Gas		6,214,148

Storage (0.27%)
Macquarie Infrastructure Holdings LLC	59,614	217,591

TOTAL U.S. ENERGY INFRASTRUCTURE COMPANIES
(Cost $18,078,897)		20,500,676

Security Description	Shares	Value
U.S. ENERGY INFRASTRUCTURE MLPS (27.12%)
Gathering + Processing (7.44%)
Crestwood Equity Partners LP	16,841	518,198
Hess Midstream LP, Class A	25,929	828,691
MPLX LP	89,177	2,923,222

Security Description	Shares	Value
Gathering + Processing (continued)
Rattler Midstream LP	32,043	$442,514
Western Midstream Partners LP	49,362	1,285,386
Total Gathering + Processing		5,998,011

Pipeline Transportation | Natural Gas (13.79%)
Energy Transfer LP	433,766	4,398,387
Enterprise Products Partners LP	275,457	6,726,660
Total Pipeline Transportation | Natural Gas		11,125,047

Pipeline Transportation | Petroleum (5.89%)
BP Midstream Partners LP	11,476	190,846
Genesis Energy LP	26,154	312,540
Holly Energy Partners LP	10,967	182,272
Magellan Midstream Partners LP	51,119	2,480,294
NGL Energy Partners LP(b)	29,069	62,789
NuStar Energy LP	23,716	378,507
Phillips 66 Partners LP	17,250	727,432
Shell Midstream Partners LP	29,736	416,007
Total Pipeline Transportation | Petroleum		4,750,687

TOTAL U.S. ENERGY INFRASTRUCTURE MLPS
(Cost $21,845,154)		21,873,745

Security Description	Shares	Value
U.S. GENERAL PARTNERS (16.95%)
Gathering + Processing (12.00%)
Antero Midstream Corp.	285,260	2,864,010
EnLink Midstream LLC	267,105	2,377,235
The Williams Cos., Inc.	141,745	4,433,784
Total Gathering + Processing		9,675,029

Pipeline Transportation | Petroleum (4.95%)
Plains GP Holdings LP, Class A	353,275	3,995,540

TOTAL U.S. GENERAL PARTNERS
(Cost $12,801,715)		13,670,569

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.10%)
Money Market Fund (0.09%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $73,178)	0.02%	73,178	$73,178

Investments Purchased with Collateral from Securities Loaned (7.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $5,651,720)		5,651,720	5,651,720
TOTAL SHORT TERM INVESTMENTS
(Cost $5,724,898)			5,724,898

TOTAL INVESTMENTS (106.86%)
(Cost $79,035,103)			$86,191,106
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.86%)			(5,530,949)
NET ASSETS - 100.00%			$80,660,157

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $5,604,779.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Alerian MLP ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (100.01%)
Gathering + Processing (28.05%)
Crestwood Equity Partners LP(a)	8,097,133	$249,148,782
DCP Midstream LP(a)	12,549,873	415,149,799
EnLink Midstream LLC(a)	46,322,123	412,266,895
Western Midstream Partners LP(a)	26,166,871	681,385,321
Total Gathering + Processing		1,757,950,797

Liquefaction (4.94%)
Cheniere Energy Partners LP	5,739,329	309,866,373

Pipeline Transportation | Natural Gas (19.86%)
Energy Transfer LP	62,006,345	628,744,338
Enterprise Products Partners LP	25,206,436	615,541,167
Total Pipeline Transportation | Natural Gas		1,244,285,505

Pipeline Transportation | Petroleum (47.16%)
Genesis Energy LP(a)	15,282,557	182,626,556
Holly Energy Partners LP(a)	6,425,011	106,783,683
Magellan Midstream Partners LP(a)	11,840,353	574,493,927
MPLX LP	18,345,417	601,362,769
NuStar Energy LP(a)	13,866,132	221,303,467
Phillips 66 Partners LP	10,088,608	425,436,599
Plains All American Pipeline LP(a)	56,775,775	600,119,942
Shell Midstream Partners LP	17,374,313	243,066,639
Total Pipeline Transportation | Petroleum		2,955,193,582

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $3,828,826,123)		6,267,296,257

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.03%)
State Street Institutional Treasury Plus Money Market Fund	0.02%	1,929,694	1,929,694
TOTAL SHORT TERM INVESTMENTS
(Cost $1,929,694)			1,929,694

TOTAL INVESTMENTS (100.04%)
(Cost $3,830,755,817)			$6,269,225,951
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.04%)			(2,423,577)
NET ASSETS - 100.00%			$6,266,802,374

(a)	Affiliated Company. See Note 6 in Notes to Quarterly Schedule of Investments.

See Notes to Quarterly Schedule of Investments.

 ALPS Active REIT ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (96.98%)
Diversified REITs (2.89%)
STORE Capital Corp.	7,715	$237,005
WP Carey, Inc.	4,317	334,136
Total Diversified REITs		571,141

Health Care REITs (9.27%)
Omega Healthcare Investors, Inc.	14,511	408,775
Ventas, Inc.	17,562	948,348
Welltower, Inc.	5,684	473,420
Total Health Care REITs		1,830,543

Hotel & Resort REITs (4.10%)
Host Hotels & Resorts, Inc.	44,302	809,398

Industrial REITs (17.11%)
First Industrial Realty Trust, Inc.	22,600	1,301,308
Prologis, Inc.	4,895	713,936
Rexford Industrial Realty, Inc.	19,424	1,362,205
Total Industrial REITs		3,377,449

Office REITs (7.07%)
Cousins Properties, Inc.	9,610	371,234
Highwoods Properties, Inc.	7,202	314,007
Kilroy Realty Corp.	8,950	640,999
Orion Office REIT, Inc.(a)	4,036	68,733
Total Office REITs		1,394,973

Residential REITs (22.36%)
Apartment Income REIT Corp.	12,289	634,235
AvalonBay Communities, Inc.	6,476	1,545,108
Camden Property Trust	3,503	578,380
Equity LifeStyle Properties, Inc.	11,117	829,551
Essex Property Trust, Inc.	685	217,261
Invitation Homes, Inc.	15,896	600,869
Sun Communities, Inc.	68	12,308
Total Residential REITs		4,417,712

Retail REITs (13.38%)
Kite Realty Group Trust	26,921	590,378
Realty Income Corp.	14,850	981,437
Retail Opportunity Investments Corp.	23,036	418,334
Simon Property Group, Inc.	4,744	652,585
Total Retail REITs		2,642,734

Specialized REITs (20.80%)
American Tower Corp.	1,481	335,994
Crown Castle International Corp.	1,038	172,920

Security Description	Shares	Value
Specialized REITs (continued)
CubeSmart	10,551	$508,664
Equinix, Inc.	1,743	1,237,059
Life Storage, Inc.	4,781	605,227
MGM Growth Properties LLC, Class A	13,505	511,434
Public Storage	1,629	578,328
VICI Properties, Inc.	5,660	158,254
Total Specialized REITs		4,107,880

TOTAL COMMON STOCKS
(Cost $17,433,908)		19,151,830

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.02%)
State Street Institutional Treasury Plus Money Market Fund	0.02%	596,509	596,509
TOTAL SHORT TERM INVESTMENTS
(Cost $596,509)			596,509

TOTAL INVESTMENTS (100.00%)
(Cost $18,030,417)			$19,748,339
OTHER ASSETS IN EXCESS OF LIABILITIES (0.00%)			107
NET ASSETS - 100.00%			$19,748,446

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Clean Energy ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (86.58%)
Consumer Discretionary (7.48%)
Arcimoto, Inc.(a)(b)	251,927	$1,481,331
EVgo, Inc.(a)(b)	603,457	6,257,849
Tesla, Inc.(a)	44,244	38,511,305
Volta, Inc.(a)(b)	904,857	4,071,857
Workhorse Group, Inc.(a)(b)	1,250,711	3,914,725
XL Fleet Corp.(a)(b)	1,001,230	1,952,399
Total Consumer Discretionary		56,189,466

Energy (5.98%)
Aemetis, Inc.(a)(b)	250,935	3,216,987
Green Plains, Inc.(a)	456,866	14,957,793
Renewable Energy Group, Inc.(a)	435,195	26,764,492
Total Energy		44,939,272

Financials (4.63%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(b)	736,225	34,852,892

Industrials (31.78%)
Ameresco, Inc., Class A(a)	265,896	17,083,818
American Superconductor Corp.(a)	225,851	1,917,475
Array Technologies, Inc.(a)	1,124,437	12,638,672
Ballard Power Systems, Inc.(a)(b)	2,094,026	23,913,777
Blink Charging Co.(a)(b)	323,254	7,945,583
ChargePoint Holdings, Inc.(a)(b)	1,965,757	28,542,792
Eos Energy Enterprises, Inc.(a)(b)	350,510	1,016,479
Hyzon Motors, Inc.(a)(b)	664,978	3,710,577
Infrastructure and Energy Alternatives, Inc.(a)	250,106	2,721,153
Li-Cycle Holdings Corp.(a)(b)	1,019,692	7,923,007
Lightning eMotors, Inc.(a)(b)	349,805	1,864,461
Lion Electric Co.(a)(b)	987,963	7,953,101
Microvast Holdings, Inc.(a)(b)	1,317,655	9,408,057
Plug Power, Inc.(a)(b)	1,342,329	33,947,501
Proterra, Inc.(a)(b)	1,749,860	15,818,734
Romeo Power, Inc.(a)(b)	809,647	1,481,654
Shoals Technologies Group, Inc., Class A(a)	918,590	14,522,908
Stem, Inc.(a)(b)	1,241,912	11,823,002
Sunrun, Inc.(a)	1,123,265	30,642,669
TPI Composites, Inc.(a)	316,454	4,278,458
Total Industrials		239,153,878
Security Description	Shares	Value
Information Technology (13.45%)
Enphase Energy, Inc.(a)	206,929	$34,495,064
First Solar, Inc.(a)	457,230	34,424,847
Itron, Inc.(a)	397,318	18,940,149
SunPower Corp.(a)	740,643	13,279,729
Total Information Technology		101,139,789

Utilities (23.26%)
Boralex, Inc., Class A(b)	899,867	26,275,406
Clearway Energy, Inc., Class C	719,358	24,026,557
Innergex Renewable Energy, Inc.(b)	1,277,443	18,574,576
Northland Power, Inc.	1,542,479	49,042,922
Ormat Technologies, Inc.(b)	398,706	28,447,673
Sunnova Energy International, Inc.(a)	774,647	15,609,137
TransAlta Renewables, Inc.(b)	943,902	12,994,943
Total Utilities		174,971,214

TOTAL COMMON STOCKS
(Cost $783,166,141)		651,246,511

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (13.25%)
Energy (1.43%)
Enviva, Inc.	154,778	10,788,027

Utilities (11.82%)
Brookfield Renewable Partners LP	1,321,369	47,496,308
NextEra Energy Partners LP	530,584	41,390,858
Total Utilities		88,887,166

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $88,123,856)		99,675,193

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (9.54%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $252,137)	0.02%	252,137	$252,137

Investments Purchased with Collateral from Securities Loaned (9.51%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $71,562,358)		71,562,358	71,562,358
TOTAL SHORT TERM INVESTMENTS
(Cost $71,814,495)			71,814,495

TOTAL INVESTMENTS (109.37%)
(Cost $943,104,492)			$822,736,199
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.37%)			(70,514,420)
NET ASSETS - 100.00%			$752,221,779

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $128,925,492.

See Notes to Quarterly Schedule of Investments.

ALPS Disruptive Technologies ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.76%)
Communication Services (0.75%)
Netflix, Inc.(a)	3,474	$1,370,562

Consumer Discretionary (2.94%)
Garmin, Ltd.	15,658	1,729,270
iRobot Corp.(a)	29,636	1,842,174
Tesla, Inc.(a)	2,082	1,812,235
Total Consumer Discretionary		5,383,679

Financials (3.74%)
American Express Co.	12,554	2,442,255
Kaspi.KZ JSC, GDR	16,459	987,540
Moody's Corp.	5,382	1,733,166
S&P Global, Inc.	4,516	1,696,661
Total Financials		6,859,622

Health Care (10.53%)
ABIOMED, Inc.(a)	6,725	2,089,727
Align Technology, Inc.(a)	3,125	1,598,313
Boston Scientific Corp.(a)	50,919	2,249,092
Cutera, Inc.(a)(b)	54,636	2,095,836
Dexcom, Inc.(a)	3,765	1,558,371
DiaSorin SpA	10,555	1,581,723
Insulet Corp.(a)	7,879	2,085,493
Intuitive Surgical, Inc.(a)	6,211	1,803,240
ResMed, Inc.	7,932	1,957,221
Smith & Nephew PLC, Sponsored ADR	64,266	2,290,440
Total Health Care		19,309,456

Industrials (16.62%)
ABB, Ltd., Sponsored ADR(b)	57,245	1,928,012
ADT, Inc.	246,213	1,799,817
AeroVironment, Inc.(a)	33,481	2,378,825
Experian PLC	43,942	1,728,960
FANUC Corp.	9,939	1,828,900
Proto Labs, Inc.(a)	41,305	2,322,580
RELX PLC, Sponsored ADR(b)	65,970	2,014,064
Schneider Electric SE	11,180	1,752,226
Sensata Technologies Holding PLC(a)	35,554	2,058,932
Siemens Gamesa Renewable Energy SA(a)	86,681	2,014,775
Thomson Reuters Corp.	17,414	1,760,772
TransUnion	18,117	1,644,299
Verisk Analytics, Inc.	9,446	1,675,154
Vestas Wind Systems A/S	65,934	2,162,015
Wolters Kluwer NV	18,155	1,848,762
Security Description	Shares	Value
Industrials (continued)
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	933,200	$1,521,379
Total Industrials		30,439,472

Information Technology (62.11%)
Adobe, Inc.(a)	3,362	1,572,340
Adyen NV(a)(c)(d)	757	1,582,480
Alarm.com Holdings, Inc.(a)	26,012	1,712,370
Allegro MicroSystems, Inc.(a)	62,198	1,783,217
ams-OSRAM AG(a)	115,392	1,804,298
ANSYS, Inc.(a)	5,345	1,732,796
Autodesk, Inc.(a)	7,946	1,749,948
Avast PLC	261,106	2,201,833
Azenta, Inc.	20,293	1,776,043
Black Knight, Inc.(a)	28,542	1,603,775
Block, Inc.(a)	12,479	1,407,563
Block, Inc., Class A(a)	9,970	1,271,175
Cerence, Inc.(a)(b)	28,426	1,026,463
Check Point Software Technologies, Ltd.(a)	19,048	2,759,674
Cognex Corp.	27,726	1,873,169
Crowdstrike Holdings, Inc., Class A(a)	10,554	2,060,246
Dassault Systemes SE	34,967	1,705,105
Datadog, Inc., Class A(a)	12,051	1,941,537
Dynatrace, Inc.(a)	33,857	1,503,928
FARO Technologies, Inc.(a)	30,142	1,649,973
Fidelity National Information Services, Inc.	20,015	1,906,028
First Solar, Inc.(a)	21,909	1,649,529
Fiserv, Inc.(a)	20,320	1,984,654
FleetCor Technologies, Inc.(a)	9,510	2,227,242
Fortinet, Inc.(a)	6,676	2,300,015
Global Payments, Inc.	16,504	2,201,303
GMO Payment Gateway, Inc.	15,400	1,469,473
Intuit, Inc.	3,192	1,514,189
Itron, Inc.(a)	32,317	1,540,551
Keyence Corp.	3,267	1,528,285
Mastercard, Inc., Class A	6,105	2,202,806
Materialise NV, ADR(a)(b)	90,160	1,865,410
McAfee Corp.	81,848	2,127,230
Nemetschek SE	16,935	1,508,439
NortonLifeLock, Inc.	87,996	2,550,124
Okta, Inc.(a)	9,270	1,694,927
Omron Corp.	21,100	1,424,225
Pagseguro Digital, Ltd., Class A(a)(b)	75,559	1,204,410
Palo Alto Networks, Inc.(a)(b)	3,993	2,372,840
PayPal Holdings, Inc.(a)	11,072	1,239,289
PTC, Inc.(a)	17,537	1,951,517
Qorvo, Inc.(a)	13,265	1,814,387
Renishaw PLC	35,027	2,207,543
salesforce.com, Inc.(a)	7,988	1,681,714
SAP SE, Sponsored ADR	15,821	1,781,128
ServiceNow, Inc.(a)	3,298	1,912,576
Silicon Laboratories, Inc.(a)	10,553	1,622,102
Skyworks Solutions, Inc.	13,159	1,818,178

Security Description	Shares	Value
Information Technology (continued)
Snowflake, Inc., Class A(a)	5,857	$1,555,971
SolarEdge Technologies, Inc.(a)	6,798	2,171,417
Splunk, Inc.(a)	18,592	2,195,715
SS&C Technologies Holdings, Inc.	27,046	2,027,639
StoneCo, Ltd., Class A(a)	120,605	1,355,601
Stratasys, Ltd.(a)	83,203	2,086,731
Temenos AG	15,832	1,598,909
Trend Micro, Inc.	35,345	1,967,625
Visa, Inc., Class A	9,963	2,153,204
VMware, Inc., Class A	18,682	2,191,772
Workday, Inc., Class A(a)	7,597	1,740,093
Xero, Ltd.(a)	21,043	1,432,527
Xinyi Solar Holdings, Ltd.	1,146,000	2,070,678
Zoom Video Communications, Inc., Class A(a)	11,249	1,491,617
Zscaler, Inc.(a)	7,013	1,677,159
Total Information Technology		113,734,705

Real Estate (1.03%)
Equinix, Inc.	2,670	1,894,979

Utilities (1.04%)
China Longyuan Power Group Corp., Ltd., Class H	932,000	1,908,223

TOTAL COMMON STOCKS
(Cost $178,633,645)		180,900,698

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (1.23%)
Utilities (1.22%)
Brookfield Renewable Partners LP	62,252	2,237,634

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $1,941,231)		2,237,634
7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.57%)
Money Market Fund (0.01%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $18,468)	0.02%	18,468	$18,468

Investments Purchased with Collateral from Securities Loaned (0.56%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $1,029,173)		1,029,173	1,029,173
TOTAL SHORT TERM INVESTMENTS
(Cost $1,047,641)			1,047,641

TOTAL INVESTMENTS (100.55%)
(Cost $181,622,517)			$184,185,973
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.55%)			(1,001,004)
NET ASSETS - 100.00%			$183,184,969

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $6,363,818.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,582,480, representing 0.86% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2022, the market value of those securities was $1,582,480 representing 0.86% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Emerging Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.65%)
Brazil (11.91%)
Centrais Eletricas Brasileiras SA, ADR	79,960	$530,135
Engie Brasil Energia SA	72,600	561,865
JBS SA	80,900	563,601
Petroleo Brasileiro SA	90,500	638,912
Vibra Energia SA	124,700	571,010
Total Brazil		2,865,523

Chile (6.30%)
Banco Santander Chile	11,336,300	556,035
Empresas COPEC SA	68,300	529,855
Enel Chile SA, ADR(a)	251,368	429,839
Total Chile		1,515,729

China (10.61%)
China Railway Signal & Communication Corp., Ltd., Class H(b)(c)	1,425,000	517,877
China Shenhua Energy Co., Ltd., Class H	218,000	599,775
Huadian Power International Corp., Ltd., Class H	1,266,000	477,913
Legend Holdings Corp., Class H(b)(c)	323,000	453,835
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	760,200	503,907
Total China		2,553,307

Czech Republic (2.24%)
CEZ AS	14,179	539,934

Hungary (1.68%)
Richter Gedeon Nyrt	19,298	405,194

India (3.82%)
Infosys, Ltd., Sponsored ADR(a)	21,886	491,560
Wipro, Ltd., ADR	58,566	426,946
Total India		918,506

Indonesia (4.23%)
Gudang Garam Tbk PT	227,700	497,653
Kalbe Farma Tbk PT	4,534,100	519,148
Total Indonesia		1,016,801

Malaysia (10.75%)
Hartalega Holdings Bhd	411,500	452,812
Malayan Banking Bhd	263,500	549,782
RHB Bank Bhd	400,000	562,105
Sime Darby Bhd	995,400	538,182

Security Description	Shares	Value
Malaysia (continued)
Top Glove Corp. Bhd	990,800	$483,778
Total Malaysia		2,586,659

Mexico (6.86%)
El Puerto de Liverpool SAB de CV(d)	121,200	588,572
Grupo Aeroportuario del Sureste SAB de CV, ADR	2,566	554,102
Orbia Advance Corp. SAB de CV	198,965	508,269
Total Mexico		1,650,943

Philippines (2.15%)
PLDT, Inc.	14,770	518,261

Poland (2.79%)
LPP SA	120	247,403
Powszechny Zaklad Ubezpieczen SA	56,300	422,988
Total Poland		670,391

Russia (2.41%)
Magnit PJSC, GDR(c)	32,174	51,494
Mobile TeleSystems PJSC, Sponsored ADR(e)	64,600	226,100
Novolipetsk Steel PJSC, GDR(c)	17,594	135,474
Severstal PAO, GDR(c)	23,283	119,907
X5 Retail Group NV, GDR(c)	17,785	47,166
Total Russia		580,141

South Africa (12.49%)
African Rainbow Minerals, Ltd.	36,700	653,123
Exxaro Resources, Ltd.	53,557	689,862
Mr Price Group, Ltd.	39,800	542,582
MultiChoice Group	64,676	530,069
Vodacom Group, Ltd.	61,300	590,067
Total South Africa		3,005,703

Thailand (11.09%)
Bangkok Dusit Medical Services PCL	751,400	545,009
BTS Group Holdings PCL	1,824,200	530,372
Delta Electronics Thailand PCL	39,800	492,095
PTT PCL	454,800	549,796
TMBThanachart Bank PCL(d)	13,120,700	550,126
Total Thailand		2,667,398

Turkey (10.32%)
BIM Birlesik Magazalar AS	91,600	483,803
Enka Insaat ve Sanayi AS	425,100	376,256
Eregli Demir ve Celik Fabrikalari TAS	264,300	593,519
Ford Otomotiv Sanayi AS	27,321	532,197

Security Description	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS, ADR	140,270	$496,556
Total Turkey		2,482,331

TOTAL COMMON STOCKS
(Cost $24,324,383)		23,976,821

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.85%)
Money Market Fund (0.18%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $43,764)	0.02%	43,764	43,764

Investments Purchased with Collateral from Securities Loaned (1.67%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $402,405)		402,405	402,405
TOTAL SHORT TERM INVESTMENTS
(Cost $446,169)			446,169

TOTAL INVESTMENTS (101.50%)
(Cost $24,770,552)			$24,422,990
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.50%)			(361,462)
NET ASSETS - 100.00%			$24,061,528

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $382,916.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $971,712, representing 4.04% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2022, the market value of those securities was $1,325,753 representing 5.51% of net assets.
(d)	Non-income producing security.
(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

ALPS Equal Sector Weight ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
EXCHANGE TRADED FUNDS (100.01%)
Communication Services (8.32%)
Communication Services Select Sector SPDR Fund(a)	268,910	$18,406,890

Consumer Discretionary (8.45%)
Consumer Discretionary Select Sector SPDR Fund	105,307	18,684,621

Consumer Staples (9.26%)
Consumer Staples Select Sector SPDR Fund	273,488	20,484,251

Energy (12.07%)
Energy Select Sector SPDR Fund	378,273	26,698,509

Financials (9.28%)
Financial Select Sector SPDR Fund	532,953	20,529,350

Healthcare (8.76%)
Health Care Select Sector SPDR Fund	149,119	19,379,505

Industrials (9.07%)
Industrial Select Sector SPDR Fund(a)	200,765	20,054,416

Materials (8.85%)
Materials Select Sector SPDR Fund(a)	234,619	19,562,532

Real Estate (8.38%)
Real Estate Select Sector SPDR Fund(a)	410,917	18,520,029

Technology (8.54%)
Technology Select Sector SPDR Fund	122,503	18,874,037

Utilities (9.03%)
Utilities Select Sector SPDR Fund(a)	293,767	19,955,592

TOTAL EXCHANGE TRADED FUNDS
(Cost $148,459,453)		221,149,732

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (15.37%)
Investments Purchased with Collateral from Securities Loaned (15.37%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $33,980,593)		33,980,593	$33,980,593

TOTAL SHORT TERM INVESTMENTS
(Cost $33,980,593)			33,980,593

TOTAL INVESTMENTS (115.38%)
(Cost $182,440,046)			$255,130,325

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.38%)			(34,004,738)
NET ASSETS - 100.00%			$221,125,587

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $34,315,338.

Common Abbreviations:
SPDR® - Standard & Poor's Depositary Receipts

See Notes to Quarterly Schedule of Investments.

ALPS Global Travel Beneficiaries ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.98%)
Communication Services (4.70%)
TripAdvisor, Inc.(a)	684	$17,401
Walt Disney Co.(a)	2,185	324,385
Total Communication Services		341,786

Consumer Discretionary (46.48%)
Airbnb, Inc., Class A(a)	1,596	241,778
Booking Holdings, Inc.(a)	148	321,493
Boyd Gaming Corp.(a)	614	43,557
Caesars Entertainment, Inc.(a)	1,287	108,353
Choice Hotels International, Inc.	268	38,686
Cie Financiere Richemont SA, Class A	1,279	174,466
Dufry AG(a)	386	18,229
Expedia Group, Inc.(a)	1,051	206,112
Galaxy Entertainment Group, Ltd.(a)	20,000	111,202
Hilton Grand Vacations, Inc.(a)	1,038	53,831
Hilton Worldwide Holdings, Inc.(a)	2,317	344,909
Huazhu Group, Ltd., ADR(a)(b)	2,363	97,734
Intercontinental Hotels Group(a)	437	30,695
Las Vegas Sands Corp.(a)	2,186	93,692
LVMH Moet Hennessy Louis Vuitton SE	416	307,805
Marriott International, Inc., Class A(a)	2,127	361,888
Marriott Vacations Worldwide Corp.	314	50,450
MGM Resorts International	2,186	96,818
Moncler SpA(a)	569	34,566
Oriental Land Co., Ltd.	1,230	226,068
Penn National Gaming, Inc.(a)	1,120	57,512
Thule Group AB(c)(d)	333	13,197
Tongcheng Travel Holdings, Ltd.(a)(b)(d)	8,400	15,586
Trainline PLC(a)(c)(d)	4,950	13,520
Trip.com Group, Ltd., ADR(a)	5,276	136,226
TUI AG(a)	6,227	20,038
Vail Resorts, Inc.	315	82,073
WH Smith PLC(a)	976	21,283
Security Description	Shares	Value
Consumer Discretionary (continued)
Wyndham Hotels & Resorts, Inc.	712	$61,524
Total Consumer Discretionary		3,383,291

Consumer Staples (11.00%)
L'Oreal SA	601	239,225
Pilgrim's Pride Corp.(a)	650	15,327
Premium Brands Holdings Corp.(b)	175	16,143
Shiseido Co., Ltd.	4,400	251,297
The Estee Lauder Company, Inc., Class A	940	278,550
Total Consumer Staples		800,542

Financials (5.31%)
American Express Co.	1,988	386,746

Industrials (28.05%)
Aena SME SA(a)(c)(d)	305	50,032
Air China, Ltd., Class H(a)	27,000	20,730
Alaska Air Group, Inc.(a)	847	47,551
American Airlines Group, Inc.(a)	2,938	50,681
ANA Holdings, Inc.(a)	3,900	85,707
Auckland International Airport, Ltd.(a)	8,907	42,908
Avis Budget Group, Inc.(a)	76	13,941
Boeing Co.(a)	1,611	330,802
China Southern Airlines Co., Ltd., Class H(a)(b)	44,000	27,758
Cintas Corp.	639	239,830
Dassault Aviation SA	176	26,503
Delta Air Lines, Inc.(a)	3,736	149,141
Deutsche Lufthansa AG(a)	2,710	20,887
Elis SA(a)	1,130	18,232
Flight Centre Travel Group, Ltd.(a)(b)	1,410	17,983
Grupo Aeroportuario del Pacifico SAB de CV, ADR(b)	480	70,214
Grupo Aeroportuario del Sureste SAB de CV, ADR	141	30,448
Hertz Global Holdings, Inc.(a)	710	14,427
International Consolidated Airlines Group SA(a)	10,186	20,300
Japan Airlines Co., Ltd.(a)	3,500	69,930
JetBlue Airways Corp.(a)	1,284	19,607
Korean Air Lines Co., Ltd.(a)	1,964	47,861
Localiza Rent a Car SA	3,638	40,619
Lyft, Inc., Class A(a)	455	17,718
Qantas Airways, Ltd.(a)	16,819	61,933
Ryanair Holdings PLC(a)	1,092	18,991
Sixt SE(a)	109	16,353

Security Description	Shares	Value
Industrials (continued)
Southwest Airlines Co.(a)	4,017	$175,945
Textron, Inc.	1,437	105,088
Uber Technologies, Inc.(a)	3,104	111,837
United Airlines Holdings, Inc.(a)	1,742	77,345
Total Industrials		2,041,302

Information Technology (2.05%)
Amadeus IT Holding SA, Class A(a)	1,608	108,070
Sabre Corp.(a)	2,092	22,865
TravelSky Technology, Ltd., Class H	10,000	18,837
Total Information Technology		149,772

Real Estate (2.39%)
Gaming and Leisure Properties, Inc.	2,056	93,363
Host Hotels & Resorts, Inc.(a)	4,429	80,918
Total Real Estate		174,281

TOTAL COMMON STOCKS
(Cost $7,373,213)		7,277,720

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.74%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $1,971)	0.02%	1,971	1,971

Investments Purchased with Collateral from Securities Loaned (0.71%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $51,900)		51,900	51,900
TOTAL SHORT TERM INVESTMENTS
(Cost $53,871)			53,871

TOTAL INVESTMENTS (100.72%)
(Cost $7,427,084)			$7,331,591
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.72%)			(52,667)
NET ASSETS - 100.00%			$7,278,924

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $135,099.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $76,749, representing 1.05% of net assets.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2022, the market value of those securities was $92,335 representing 1.27% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS Hillman Active Value ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (91.45%)
Communication Services (12.52%)
Alphabet, Inc., Class A(a)	50	$135,057
AT&T, Inc.	4,379	103,739
Comcast Corp., Class A	2,142	100,160
Discovery, Inc., Class A(a)	4,307	120,811
Meta Platforms, Inc., Class A(a)	526	111,002
Verizon Communications, Inc.	2,201	118,127
Total Communication Services		688,896

Consumer Discretionary (3.73%)
Amazon.com, Inc.(a)	36	110,565
Nordstrom, Inc.(a)	4,555	94,471
Total Consumer Discretionary		205,036

Consumer Staples (13.50%)
Anheuser-Busch InBev SA, ADR(b)	1,782	110,181
Coca-Cola Co.	2,201	136,991
Conagra Brands, Inc.	3,654	127,780
Constellation Brands, Inc., Class A	549	118,375
Kellogg Co.	1,958	125,195
Kraft Heinz Co.	3,177	124,602
Total Consumer Staples		743,124

Energy (2.13%)
Exxon Mobil Corp.	1,494	117,159

Financials (7.21%)
Bank of New York Mellon Corp.	2,511	133,460
T Rowe Price Group, Inc.	805	116,371
Wells Fargo & Co.	2,754	146,980
Total Financials		396,811

Health Care (17.89%)
Becton Dickinson and Co.	504	136,725
Biogen, Inc.(a)	501	105,716
Bristol-Myers Squibb Co.	1,823	125,185
CVS Health Corp.	1,503	155,786
GlaxoSmithKline PLC, ADR	3,060	128,093
Medtronic PLC	972	102,050
Merck & Co., Inc.	1,598	122,375
Zimmer Biomet Holdings, Inc.	855	108,747
Total Health Care		984,677

Industrials (13.27%)
3M Co.	612	90,974
Boeing Co.(a)	554	113,758
Emerson Electric Co.	1,265	117,544
General Electric Co.	1,207	115,280
Lockheed Martin Corp.	329	142,720
Security Description	Shares	Value
Industrials (continued)
Raytheon Technologies Corp.	1,458	$149,737
Total Industrials		730,013

Information Technology (12.60%)
Adobe, Inc.(a)	245	114,582
Intel Corp.	2,192	104,558
Microsoft Corp.	441	131,767
salesforce.com, Inc.(a)	513	108,002
ServiceNow, Inc.(a)	221	128,162
Western Union Co.	5,850	106,353
Total Information Technology		693,424

Materials (6.17%)
Air Products and Chemicals, Inc.	477	112,715
Compass Minerals International, Inc.	1,809	106,044
DuPont de Nemours, Inc.	1,557	120,465
Total Materials		339,224

Real Estate (2.43%)
Simon Property Group, Inc.	972	133,708

TOTAL COMMON STOCKS
(Cost $5,248,431)		5,032,072

Security Description	Shares	Value
MASTER LIMITED PARTNERSHIPS (6.86%)
Energy (6.86%)
Enterprise Products Partners LP	5,121	125,055
Magellan Midstream Partners LP	2,637	127,947
Plains All American Pipeline LP	11,754	124,240
Total Energy		377,242

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $365,804)		377,242

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (1.53%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund Premier Class	0.02%	84,056	84,056
TOTAL SHORT TERM INVESTMENTS
(Cost $84,056)			84,056

TOTAL INVESTMENTS (99.84%)
(Cost $5,698,291)			$5,493,370
NET ASSETS LESS OTHER LIABILITIES (0.16%)			8,670
NET ASSETS - 100.00%			$5,502,040

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $82,605.

See Notes to Quarterly Schedule of Investments.

ALPS International Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.09%)
Australia (11.64%)
Australia & New Zealand Banking Group, Ltd.	161,962	$3,059,638
BHP Group, Ltd.	111,337	3,773,121
Coles Group, Ltd.	249,117	3,144,631
Fortescue Metals Group, Ltd.	245,817	3,240,448
Wesfarmers, Ltd.	74,335	2,601,758
Westpac Banking Corp.	213,381	3,535,066
Total Australia		19,354,662

Austria (1.62%)
OMV AG	56,617	2,690,364

Finland (1.80%)
Nordea Bank Abp	268,938	3,000,519

France (8.19%)
Danone SA	52,967	3,225,437
Orange SA	305,649	3,706,062
Sanofi	32,587	3,415,230
TotalEnergies SE	63,954	3,269,193
Total France		13,615,922

Germany (7.42%)
BASF SE	47,019	3,123,669
Bayer AG	60,379	3,487,232
Bayerische Motoren Werke AG	31,357	3,043,372
SAP SE	23,609	2,682,107
Total Germany		12,336,380

Hong Kong (2.28%)
CITIC, Ltd.	3,255,000	3,794,570

Italy (5.86%)
Enel SpA	419,982	3,107,507
Eni SpA	231,001	3,582,632
Snam SpA	547,224	3,046,405
Total Italy		9,736,544

Japan (19.57%)
Bridgestone Corp.	73,400	3,016,701
Canon, Inc.	137,163	3,219,540
Honda Motor Co., Ltd.	113,400	3,477,015
Japan Tobacco, Inc.	155,000	2,858,261
Kyocera Corp.	51,000	2,918,532
Marubeni Corp.	345,000	3,611,599
Security Description	Shares	Value
Japan (continued)
Mitsubishi Corp.	102,100	$3,437,821
Sumitomo Corp.	220,700	3,597,545
Takeda Pharmaceutical Co., Ltd.	117,400	3,575,152
Tokyo Electron, Ltd.	5,800	2,813,604
Total Japan		32,525,770

Norway (3.81%)
DNB Bank ASA	142,781	3,192,238
Telenor ASA	212,085	3,138,285
Total Norway		6,330,523

Spain (8.05%)
Endesa SA	143,098	3,155,229
Naturgy Energy Group SA	111,083	2,992,986
Repsol SA	278,178	3,626,239
Telefonica SA	754,368	3,616,798
Total Spain		13,391,252

Sweden (6.85%)
H & M Hennes & Mauritz AB, Class B(a)	173,854	2,945,119
Swedbank AB, Class A	157,934	2,559,718
Telefonaktiebolaget LM Ericsson, Class B	303,018	2,811,957
Telia Co. AB	825,770	3,078,717
Total Sweden		11,395,511

Switzerland (2.07%)
Novartis AG	39,202	3,434,182

United Kingdom (19.93%)
Anglo American PLC	82,457	4,228,876
BAE Systems PLC	437,166	4,220,177
BP PLC	701,829	3,422,856
British American Tobacco PLC	87,139	3,812,616
GlaxoSmithKline PLC	148,665	3,082,072
Imperial Brands PLC	151,154	3,323,470
Rio Tinto PLC	50,476	3,921,314
SSE PLC	147,253	3,367,086
Vodafone Group PLC	2,124,105	3,745,387
Total United Kingdom		33,123,854

TOTAL COMMON STOCKS
(Cost $164,151,656)		164,730,053

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.23%)
Money Market Fund (0.22%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $361,938)	0.02%	361,938	$361,938

Investments Purchased with Collateral from Securities Loaned (0.01%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $27,973)		27,973	27,973
TOTAL SHORT TERM INVESTMENTS
(Cost $389,911)			389,911

TOTAL INVESTMENTS (99.33%)
(Cost $164,541,567)			$165,119,964
OTHER ASSETS IN EXCESS OF LIABILITIES (0.67%)			1,117,578
NET ASSETS - 100.00%			$166,237,543

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $25,555.

See Notes to Quarterly Schedule of Investments.

ALPS Medical Breakthroughs ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.96%)
Biotechnology (99.96%)
89bio, Inc.(a)	22,381	$103,624
Aadi Bioscience, Inc.(a)	23,054	401,601
ACADIA Pharmaceuticals, Inc.(a)	177,011	4,497,850
ADC Therapeutics SA(a)	84,685	1,414,240
Aeglea BioTherapeutics, Inc.(a)(b)	54,440	150,799
Affimed NV(a)	132,158	582,817
Agenus, Inc.(a)(b)	283,494	765,434
Agios Pharmaceuticals, Inc.(a)	59,945	1,866,088
Akero Therapeutics, Inc.(a)(b)	38,509	682,765
Albireo Pharma, Inc.(a)(b)	21,275	709,309
Aldeyra Therapeutics, Inc.(a)(b)	64,111	259,008
Alector, Inc.(a)	89,704	1,420,911
Alkermes PLC(a)	178,504	4,437,609
Allakos, Inc.(a)	59,954	335,143
Allovir, Inc.(a)(b)	71,896	647,064
Alpine Immune Sciences, Inc.(a)(b)	32,255	265,781
Altimmune, Inc.(a)	43,856	324,973
ALX Oncology Holdings, Inc.(a)(b)	44,704	810,036
Amicus Therapeutics, Inc.(a)(b)	307,556	2,503,506
AnaptysBio, Inc.(a)	30,359	928,075
Anavex Life Sciences Corp.(a)(b)	83,901	919,555
Annexon, Inc.(a)	42,353	205,624
Applied Molecular Transport, Inc.(a)	42,485	279,126
Arbutus Biopharma Corp.(a)(b)	149,306	477,779
Arcturus Therapeutics Holdings, Inc.(a)	29,097	697,455
Arcus Biosciences, Inc.(a)	77,535	2,884,302
Arcutis Biotherapeutics, Inc.(a)	55,513	988,131
Atara Biotherapeutics, Inc.(a)	97,592	1,254,057
Atossa Therapeutics, Inc.(a)(b)	139,766	170,515
Autolus Therapeutics PLC, ADR(a)(b)	80,478	300,988
AVEO Pharmaceuticals, Inc.(a)(b)	37,935	134,290
BELLUS Health, Inc.(a)	86,883	577,772
Beyondspring, Inc.(a)	43,170	104,040
BioAtla, Inc.(a)	40,663	263,496
Bioxcel Therapeutics, Inc.(a)(b)	30,879	565,394
Cardiff Oncology, Inc.(a)(b)	46,311	124,577
Catalyst Pharmaceuticals, Inc.(a)	113,819	887,788
Cerevel Therapeutics Holdings, Inc.(a)	162,149	4,292,084
Checkpoint Therapeutics, Inc.(a)(b)	92,464	165,511
ChemoCentryx, Inc.(a)	77,292	2,345,039
Chinook Therapeutics, Inc.(a)	58,389	745,044
Clene, Inc.(a)(b)	68,655	212,144
Cogent Biosciences, Inc.(a)(b)	43,980	260,801

Security Description	Shares	Value
Biotechnology (continued)
Coherus Biosciences, Inc.(a)(b)	84,747	$999,167
Compass Pathways PLC, ADR(a)	46,058	665,078
Crinetics Pharmaceuticals, Inc.(a)	52,420	1,049,448
Cytokinetics, Inc.(a)	92,313	3,260,495
CytomX Therapeutics, Inc.(a)	72,021	275,840
Day One Biopharmaceuticals, Inc.(a)(b)	68,356	933,743
eFFECTOR Therapeutics, Inc.(a)	49,542	230,370
Emergent BioSolutions, Inc.(a)	59,380	2,457,144
Enanta Pharmaceuticals, Inc.(a)	22,433	1,579,732
FibroGen, Inc.(a)	102,330	1,439,783
Forma Therapeutics Holdings, Inc.(a)	52,319	515,865
Fortress Biotech, Inc.(a)(b)	109,965	177,044
Galapagos NV, Sponsored ADR(a)(b)	72,602	4,808,430
Geron Corp.(a)(b)	355,365	387,348
Gossamer Bio, Inc.(a)	84,393	762,069
Gritstone bio, Inc.(a)(b)	75,038	382,694
Imago Biosciences, Inc.(a)	37,010	871,586
Immunic, Inc.(a)	28,962	337,407
Immunocore Holdings PLC, ADR(a)	48,326	1,068,005
ImmunoGen, Inc.(a)	236,303	1,332,749
Immunovant, Inc.(a)	126,940	708,325
Immutep, Ltd., ADR(a)(b)	97,592	236,173
Impel Neuropharma, Inc.(a)(b)	25,430	183,605
Infinity Pharmaceuticals, Inc.(a)	98,257	108,083
Inmune Bio, Inc.(a)(b)	19,698	173,342
Innate Pharma SA, ADR(a)(b)	89,382	304,793
Insmed, Inc.(a)	130,248	3,112,927
Instil Bio, Inc.(a)(b)	142,302	1,526,900
Intercept Pharmaceuticals, Inc.(a)	32,610	465,019
Ionis Pharmaceuticals, Inc.(a)	155,545	5,192,092
Iovance Biotherapeutics, Inc.(a)	170,573	2,672,879
IVERIC bio, Inc.(a)	126,539	2,029,686
Jounce Therapeutics, Inc.(a)	56,554	421,893
KalVista Pharmaceuticals, Inc.(a)	26,969	432,852
Karuna Therapeutics, Inc.(a)	32,617	3,424,785
Keros Therapeutics, Inc.(a)(b)	25,816	1,386,319
Kezar Life Sciences, Inc.(a)	54,243	805,509
Kodiak Sciences, Inc.(a)	57,077	493,145
Kronos Bio, Inc.(a)(b)	62,196	468,336
Krystal Biotech, Inc.(a)	27,483	1,746,545
LianBio, ADR(a)	116,184	534,446
Ligand Pharmaceuticals, Inc.(a)	18,444	1,866,902
Longeveron, Inc.(a)	21,100	142,636
MacroGenics, Inc.(a)	67,609	632,144
Magenta Therapeutics, Inc.(a)	64,879	204,369
MannKind Corp.(a)(b)	277,337	726,623
MEI Pharma, Inc.(a)	143,687	310,364
Merus NV(a)	47,738	1,340,960
MiMedx Group, Inc.(a)(b)	123,780	625,089
Myovant Sciences, Ltd.(a)(b)	102,990	1,382,126
OPKO Health, Inc.(a)	752,065	2,353,963

Security Description	Shares	Value
Biotechnology (continued)
Organogenesis Holdings, Inc.(a)	141,992	$1,056,420
Oyster Point Pharma, Inc.(a)	28,876	287,605
PDS Biotechnology Corp.(a)	31,386	187,688
Praxis Precision Medicines, Inc.(a)	49,507	648,542
Prometheus Biosciences, Inc.(a)	42,980	1,871,349
ProQR Therapeutics NV(a)	78,530	84,027
Protagonist Therapeutics, Inc.(a)	52,680	1,279,070
Prothena Corp. PLC(a)	51,422	1,779,201
PTC Therapeutics, Inc.(a)	77,802	2,732,406
Radius Health, Inc.(a)(b)	52,253	434,745
RAPT Therapeutics, Inc.(a)	32,605	652,100
Recursion Pharmaceuticals, Inc.(a)(b)	176,078	1,928,054
REGENXBIO, Inc.(a)	47,203	1,237,191
Replimune Group, Inc.(a)	51,757	830,182
Rigel Pharmaceuticals, Inc.(a)	188,752	473,768
Rocket Pharmaceuticals, Inc.(a)	71,129	1,266,807
SAB Biotherapeutics, Inc.(a)(b)	47,978	237,971
Sage Therapeutics, Inc.(a)	65,022	2,364,850
Scholar Rock Holding Corp.(a)	38,743	674,128
Seres Therapeutics, Inc.(a)	101,374	810,992
SpringWorks Therapeutics, Inc.(a)(b)	54,355	3,075,949
Stoke Therapeutics, Inc.(a)	40,603	791,759
Surface Oncology, Inc.(a)	50,916	183,298
Syndax Pharmaceuticals, Inc.(a)	55,491	865,105
Tonix Pharmaceuticals Holding Corp.(a)(b)	523,483	96,792
Travere Therapeutics, Inc.(a)	67,575	1,842,095
uniQure NV(a)	50,998	866,456
Valneva SE, ADR(a)	57,546	1,915,706
Vanda Pharmaceuticals, Inc.(a)	61,485	698,470
Vaxart, Inc.(a)	138,268	702,401
Viking Therapeutics, Inc.(a)(b)	86,355	289,289
VistaGen Therapeutics, Inc.(a)	220,432	308,605
XBiotech, Inc.	33,552	330,823
Xencor, Inc.(a)	64,551	2,021,092
Xenon Pharmaceuticals, Inc.(a)	56,942	1,805,061
Y-mAbs Therapeutics, Inc.(a)(b)	48,167	438,801
Total Biotechnology		138,577,770

TOTAL COMMON STOCKS
(Cost $196,606,926)		138,577,770

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.43%)
Money Market Fund (0.07%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $96,318)	0.02%	96,318	$96,318

Investments Purchased with Collateral from Securities Loaned (5.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $7,428,024)		7,428,024	7,428,024
TOTAL SHORT TERM INVESTMENTS
(Cost $7,524,342)			7,524,342

TOTAL INVESTMENTS (105.39%)
(Cost $204,131,268)			$146,102,112
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.39%)			(7,465,639)
NET ASSETS - 100.00%			$138,636,473

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $14,555,578.

See Notes to Quarterly Schedule of Investments.

ALPS REIT Dividend Dogs ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.77%)
Diversified REITs (12.63%)
American Assets Trust, Inc.	20,197	$738,402
Broadstone Net Lease, Inc.	28,650	620,559
Essential Properties Realty Trust, Inc.	26,430	668,151
STORE Capital Corp.	21,378	656,732
WP Carey, Inc.	9,114	705,424
Total Diversified REITs		3,389,268

Health Care REITs (13.31%)
LTC Properties, Inc.	22,035	745,444
Medical Properties Trust, Inc.	33,072	672,684
National Health Investors, Inc.	13,122	699,534
Omega Healthcare Investors, Inc.	25,789	726,476
Sabra Health Care REIT, Inc.	54,030	725,623
Total Health Care REITs		3,569,761

Industrial REITs (12.01%)
Duke Realty Corp.	11,725	621,425
Industrial Logistics Properties Trust	31,418	702,821
Innovative Industrial Properties, Inc.	2,827	532,776
LXP Industrial Trust	47,400	732,804
STAG Industrial, Inc.	16,224	632,087
Total Industrial REITs		3,221,913

Office REITs (13.37%)
Brandywine Realty Trust	53,585	714,288
Easterly Government Properties, Inc.	32,759	682,043
Piedmont Office Realty Trust, Inc., Class A	39,863	679,266
SL Green Realty Corp.	9,641	766,652
Vornado Realty Trust	17,183	743,680
Total Office REITs		3,585,929

Residential REITs (12.84%)
American Campus Communities, Inc.	13,271	714,112
AvalonBay Communities, Inc.	2,947	703,125
Centerspace	6,812	640,260
Equity Residential	8,316	709,355
UDR, Inc.	12,371	678,797
Total Residential REITs		3,445,649

Retail REITs (12.81%)
Agree Realty Corp.	10,620	681,273
National Retail Properties, Inc.	15,894	677,243
Realty Income Corp.	10,792	713,243
Simon Property Group, Inc.	4,741	652,172
Security Description	Shares	Value
Retail REITs (continued)
Spirit Realty Capital, Inc.	15,351	$711,826
Total Retail REITs		3,435,757

Specialized REITs (15.58%)
American Tower Corp.	2,652	601,659
EPR Properties	15,308	762,338
Four Corners Property Trust, Inc.	25,678	677,386
Gaming and Leisure Properties, Inc.	15,683	712,165
Uniti Group, Inc.	55,142	715,192
VICI Properties, Inc.	25,471	712,169
Total Specialized REITs		4,180,909

Technology REITs (7.22%)
Crown Castle International Corp.	3,738	622,713
CyrusOne, Inc.	8,078	729,847
Digital Realty Trust, Inc.	4,328	583,934
Total Technology REITs		1,936,494

TOTAL COMMON STOCKS
(Cost $26,610,688)		26,765,680

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.16%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	43,379	43,379
TOTAL SHORT TERM INVESTMENTS
(Cost $43,379)			43,379

TOTAL INVESTMENTS (99.93%)
(Cost $26,654,067)			$26,809,059
OTHER ASSETS IN EXCESS OF LIABILITIES (0.07%)			18,505
NET ASSETS - 100.00%			$26,827,564

See Notes to Quarterly Schedule of Investments.

ALPS Sector Dividend Dogs ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Communication Services (9.90%)
AT&T, Inc.	1,042,249	$24,690,879
Interpublic Group of Cos., Inc.	640,153	23,557,630
Lumen Technologies, Inc.	1,954,758	20,251,293
Omnicom Group, Inc.	335,480	28,143,417
Verizon Communications, Inc.	474,333	25,457,452
Total Communication Services		122,100,671

Consumer Discretionary (8.77%)
Hanesbrands, Inc.	1,351,069	20,874,016
Hasbro, Inc.	235,170	22,823,248
Leggett & Platt, Inc.	567,107	21,028,328
Newell Brands, Inc.	1,065,662	25,309,472
VF Corp.	312,076	18,106,650
Total Consumer Discretionary		108,141,714

Consumer Staples (10.46%)
Altria Group, Inc.	527,764	27,069,016
Conagra Brands, Inc.	741,920	25,944,942
Kraft Heinz Co.	694,328	27,231,544
Philip Morris International, Inc.	264,234	26,706,130
Walgreens Boots Alliance, Inc.	479,006	22,077,387
Total Consumer Staples		129,029,019

Energy (11.04%)
Exxon Mobil Corp.	377,501	29,603,628
Kinder Morgan, Inc.	1,467,266	25,530,428
ONEOK, Inc.	382,432	24,972,810
Valero Energy Corp.	335,770	28,040,153
Williams Cos., Inc.	893,362	27,944,363
Total Energy		136,091,382

Financials (9.84%)
Franklin Resources, Inc.	696,363	20,702,872
Huntington Bancshares, Inc.	1,552,793	24,099,347
People's United Financial, Inc.	1,348,880	28,434,391
Principal Financial Group, Inc.	329,370	23,266,697
Prudential Financial, Inc.	222,314	24,823,581
Total Financials		121,326,888

Health Care (10.49%)
AbbVie, Inc.	189,573	28,013,202
Amgen, Inc.	112,439	25,465,185
Bristol-Myers Squibb Co.	422,099	28,985,538
Security Description	Shares	Value
Health Care (continued)
Cardinal Health, Inc.	490,789	$26,507,514
Gilead Sciences, Inc.	337,521	20,386,269
Total Health Care		129,357,708

Industrials (9.81%)
3M Co.	133,887	19,902,303
Cummins, Inc.	108,715	22,190,906
Huntington Ingalls Industries, Inc.	127,494	26,059,774
Lockheed Martin Corp.	68,943	29,907,473
Snap-On, Inc.	109,046	22,919,288
Total Industrials		120,979,744

Information Technology (9.47%)
Cisco Systems, Inc.	400,183	22,318,206
Hewlett Packard Enterprise Co.	1,564,619	24,908,735
Intel Corp.	468,692	22,356,608
International Business Machines Corp.	191,768	23,493,498
Western Union Co.	1,307,007	23,761,387
Total Information Technology		116,838,434

Materials (10.20%)
Amcor PLC	2,044,064	23,772,464
International Paper Co.	516,683	22,491,211
LyondellBasell Industries NV, Class A	264,607	25,727,739
Newmont Mining Corp.	424,161	28,079,458
The Dow Chemical Co.	435,222	25,660,689
Total Materials		125,731,561

Utilities (9.57%)
Edison International	353,571	22,423,473
FirstEnergy Corp.	598,464	25,045,719
Pinnacle West Capital Corp.	357,740	25,338,724
PPL Corp.	825,319	21,598,598
Southern Co.	364,331	23,597,719
Total Utilities		118,004,233

TOTAL COMMON STOCKS
(Cost $1,145,831,749)		1,227,601,354

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	0.02%	811,044	$811,044
TOTAL SHORT TERM INVESTMENTS
(Cost $811,044)			811,044

TOTAL INVESTMENTS (99.62%)
(Cost $1,146,642,793)			$1,228,412,398
OTHER ASSETS IN EXCESS OF LIABILITIES (0.38%)			4,738,624
NET ASSETS - 100.00%			$1,233,151,022

See Notes to Quarterly Schedule of Investments.

Barron's 400 ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.15%)
Communication Services (3.45%)
Alphabet, Inc., Class A(a)	127	$343,045
Cable One, Inc.	190	272,241
Cargurus, Inc.(a)	11,585	561,293
DISH Network Corp., Class A(a)	8,654	276,582
Fox Corp., Class A	10,224	427,670
IDT Corp., Class B(a)	8,066	290,860
Interpublic Group of Cos., Inc.	9,745	358,616
Meta Platforms, Inc., Class A(a)	965	203,644
Netflix, Inc.(a)	629	248,153
Nexstar Media Group, Inc., Class A	2,514	465,216
Omnicom Group, Inc.	5,016	420,792
TEGNA, Inc.	20,908	479,211
Verizon Communications, Inc.	6,680	358,516
ZoomInfo Technologies, Inc.(a)	5,424	296,639
Total Communication Services		5,002,478

Consumer Discretionary (17.89%)
Academy Sports & Outdoors, Inc.(a)	8,024	259,737
Acushnet Holdings Corp.	7,204	315,535
America's Car-Mart, Inc.(a)	3,033	291,714
Asbury Automotive Group, Inc.(a)	2,119	411,319
AutoNation, Inc.(a)	3,384	388,009
Best Buy Co., Inc.	3,301	319,009
Big 5 Sporting Goods Corp.(b)	14,556	241,047
Boot Barn Holdings, Inc.(a)	4,233	368,356
BorgWarner, Inc.	8,413	345,017
Boyd Gaming Corp.(a)	6,159	436,919
Brunswick Corp.	3,746	357,818
Buckle, Inc.	9,227	332,172
Camping World Holdings, Inc., Class A(b)	9,356	287,323
Carter's, Inc.	3,656	353,462
Century Communities, Inc.	5,516	351,480
Columbia Sportswear Co.	3,509	325,354
Container Store Group, Inc.(a)	34,006	300,273
Crocs, Inc.(a)	2,433	203,715
Deckers Outdoor Corp.(a)	832	240,148
Dick's Sporting Goods, Inc.(b)	2,784	292,320
Dillard's, Inc., Class A	1,808	453,284
DR Horton, Inc.	4,106	350,652
Five Below, Inc.(a)	1,966	321,657
Floor & Decor Holdings, Inc., Class A(a)	2,828	270,413
General Motors Co.(a)	7,108	332,086
Gentherm, Inc.(a)	4,497	381,525
Genuine Parts Co.	3,004	366,969
Group 1 Automotive, Inc.	2,195	399,336
Hasbro, Inc.	3,728	361,802
Haverty Furniture Cos., Inc.	10,754	305,521
La-Z-Boy, Inc.	10,880	317,478
Security Description	Shares	Value
Consumer Discretionary (continued)
LCI Industries	2,759	$343,551
Leggett & Platt, Inc.	7,817	289,854
Lennar Corp., Class B	4,451	336,050
LGI Homes, Inc.(a)	2,387	301,072
Lithia Motors, Inc., Class A	1,138	387,853
LKQ Corp.	7,058	331,373
LL Flooring Holdings, Inc.(a)	19,462	312,560
M/I Homes, Inc.(a)	5,945	293,029
Malibu Boats, Inc., Class A(a)	5,322	370,784
MarineMax, Inc.(a)	7,626	348,966
MasterCraft Boat Holdings, Inc.(a)	14,584	417,686
Meritage Homes Corp.(a)	3,513	346,312
Mohawk Industries, Inc.(a)	1,949	274,380
Monarch Casino & Resort, Inc.(a)	5,722	445,744
Movado Group, Inc.	11,297	445,328
NIKE, Inc., Class B	2,289	312,563
NVR, Inc.(a)	71	352,049
O'Reilly Automotive, Inc.(a)	615	399,283
Patrick Industries, Inc.	4,559	325,239
Pool Corp.	755	346,228
PulteGroup, Inc.	7,646	379,700
Rent-A-Center, Inc., Class A	6,099	173,273
Revolve Group, Inc.(a)	5,684	269,592
RH(a)	526	211,384
Service Corp. International	5,850	355,972
Shoe Carnival, Inc.	10,575	308,367
Shutterstock, Inc.	3,247	293,951
Signet Jewelers, Ltd.	4,674	329,517
Skechers U.S.A., Inc., Class A(a)	7,872	361,955
Skyline Champion Corp.(a)	5,716	384,344
Smith & Wesson Brands, Inc.	17,597	310,235
Sonos, Inc.(a)	10,041	275,023
Standard Motor Products, Inc.	8,776	383,599
Stride, Inc.(a)	10,679	358,601
Sturm Ruger & Co., Inc.	5,003	362,267
Target Corp.	1,500	299,655
Tempur Sealy International, Inc.	7,668	253,121
TopBuild Corp.(a)	1,646	353,363
TRI Pointe Group, Inc.(a)	16,472	368,479
Ulta Beauty, Inc.(a)	962	360,269
Vista Outdoor, Inc.(a)	8,748	318,865
Whirlpool Corp.	1,680	338,134
Williams-Sonoma, Inc.	2,037	295,080
Winnebago Industries, Inc.(b)	5,216	334,189
XPEL, Inc.(a)(b)(c)	4,481	325,321
YETI Holdings, Inc.(a)	3,650	224,694
Zumiez, Inc.(a)	9,604	427,282
Total Consumer Discretionary		25,917,586

Consumer Staples (5.12%)
Altria Group, Inc.	7,516	385,496
Archer-Daniels-Midland Co.	5,975	468,739
Bunge, Ltd.	4,686	489,921
Central Garden & Pet Co.(a)	8,141	385,395
Coca-Cola Co.	6,478	403,191
Darling Ingredients, Inc.(a)	4,910	355,877
Estee Lauder Cos., Inc., Class A	1,098	325,370

Security Description	Shares	Value
Consumer Staples (continued)
Hershey Co.	2,067	$418,071
Ingles Markets, Inc., Class A	5,560	457,143
Inter Parfums, Inc.	5,197	482,697
Medifast, Inc.	1,658	308,388
MGP Ingredients, Inc.	5,727	455,926
Monster Beverage Corp.(a)	3,827	322,999
PepsiCo, Inc.	2,322	380,204
Procter & Gamble Co.	2,481	386,763
Sanderson Farms, Inc.	1,923	343,429
Turning Point Brands, Inc.	7,641	256,126
Tyson Foods, Inc., Class A	4,783	443,193
USANA Health Sciences, Inc.(a)	3,963	348,784
Total Consumer Staples		7,417,712

Energy (2.27%)
California Resources Corp.	8,719	359,485
EOG Resources, Inc.	5,226	600,572
Magnolia Oil & Gas Corp., Class A(b)	22,712	507,613
Oasis Petroleum, Inc.	3,861	511,621
ONEOK, Inc.	6,803	444,236
Texas Pacific Land Corp.	299	355,430
Whiting Petroleum Corp.	6,839	505,060
Total Energy		3,284,017

Financials (21.13%)
1st Source Corp.	7,992	385,934
Allegiance Bancshares, Inc.	10,434	447,097
Ameris Bancorp	7,731	382,685
Apollo Global Management, Inc.	11,968	781,032
Artisan Partners Asset Management, Inc., Class A	7,186	273,858
Atlantic Capital Bancshares, Inc.(a)	15,670	506,768
Atlanticus Holdings Corp.(a)	7,037	374,861
Bancorp, Inc.(a)	15,899	465,841
Bank OZK	8,819	414,669
Banner Corp.	6,995	430,962
BOK Financial Corp.	4,320	443,664
Byline Bancorp, Inc.	15,734	429,066
Cadence Bank	12,714	402,017
Capital One Financial Corp.	2,354	360,798
Cathay General Bancorp	9,074	426,750
Central Pacific Financial Corp.	15,347	447,979
Cohen & Steers, Inc.	4,233	343,974
Credit Acceptance Corp.(a)(b)	598	328,972
Enterprise Financial Services Corp.	8,370	413,813
Evercore, Inc., Class A	2,626	333,528
FactSet Research Systems, Inc.	937	380,506
FB Financial Corp.	8,861	393,783
Fidelity National Financial, Inc., Class A	7,780	370,639
First BanCorp/Puerto Rico	29,629	418,361
First Bancorp/Southern Pines NC	9,274	416,217
First Busey Corp.	15,910	436,730
First Foundation, Inc.	14,685	391,649
First Horizon Corp.	23,789	558,566
Security Description	Shares	Value
Financials (continued)
First Merchants Corp.	9,314	$407,394
Flagstar Bancorp, Inc.	7,321	333,691
Glacier Bancorp, Inc.	7,224	400,210
Heartland Financial USA, Inc.	7,849	389,467
Houlihan Lokey, Inc.	4,051	416,686
Independent Bank Corp.	18,123	431,327
Independent Bank Group, Inc.	5,525	426,254
Investors Bancorp, Inc.	26,015	435,491
Jefferies Financial Group, Inc.	9,844	349,856
KeyCorp	17,517	439,151
Lakeland Bancorp, Inc.	22,070	398,143
Lazard, Ltd., Class A	7,786	269,240
Live Oak Bancshares, Inc.	6,546	418,617
Merchants Bancorp	14,997	434,163
Meta Financial Group, Inc.	7,167	396,980
Metropolitan Bank Holding Corp.(a)	4,752	485,892
Moelis & Co., Class A	5,890	283,957
National Bank Holdings Corp., Class A	10,324	458,179
NBT Bancorp, Inc.	10,701	410,597
Nicolet Bankshares, Inc.(a)	5,064	482,397
OFG Bancorp	16,010	451,162
Old National Bancorp	22,912	418,831
Pacific Premier Bancorp, Inc.	9,661	373,977
Peoples Bancorp, Inc.	11,960	374,109
Piper Sandler Cos.	2,705	400,367
Popular, Inc.	4,995	458,791
Preferred Bank	5,951	467,034
Premier Financial Corp.	12,440	381,535
Prosperity Bancshares, Inc.	5,501	409,604
Provident Financial Services, Inc.	16,336	387,653
QCR Holdings, Inc.	7,210	402,751
Regional Management Corp.	5,988	307,364
ServisFirst Bancshares, Inc.	5,079	443,803
SVB Financial Group(a)	621	376,326
Synovus Financial Corp.	9,157	482,116
T Rowe Price Group, Inc.	1,707	246,764
Tompkins Financial Corp.	4,774	377,623
Triumph Bancorp, Inc.(a)	4,422	443,615
UMB Financial Corp.	4,092	416,811
United Community Banks, Inc.	12,751	492,954
Univest Financial Corp.	13,871	401,982
Upstart Holdings, Inc.(a)(b)	1,351	213,445
Victory Capital Holdings, Inc., Class A	10,625	352,431
WesBanco, Inc.	11,649	425,654
Western Alliance Bancorp	3,684	345,338
Wintrust Financial Corp.	4,930	489,845
Zions Bancorp NA	6,342	449,584
Total Financials		30,619,880

Health Care (12.37%)
Abbott Laboratories	2,840	342,561
AbbVie, Inc.	3,388	500,645
Agilent Technologies, Inc.	2,110	275,060
Align Technology, Inc.(a)	514	262,890
Antares Pharma, Inc.(a)	100,148	350,518
Avantor, Inc.(a)	8,652	300,138

Security Description	Shares	Value
Health Care (continued)
Becton Dickinson and Co.	1,395	$378,436
BioDelivery Sciences International, Inc.(a)	83,764	467,403
BioMarin Pharmaceutical, Inc.(a)	4,734	369,820
Bio-Rad Laboratories, Inc., Class A(a)	452	282,934
Blueprint Medicines Corp.(a)	3,603	218,162
Bruker Corp.	4,232	297,806
Catalyst Pharmaceuticals, Inc.(a)	73,651	574,478
Charles River Laboratories International, Inc.(a)	835	243,119
Co.-Diagnostics, Inc.(a)(b)	37,242	216,004
Cooper Cos, Inc.	823	336,623
Danaher Corp.	1,121	307,614
DaVita, Inc.(a)	2,971	335,040
Dexcom, Inc.(a)	665	275,250
Edwards Lifesciences Corp.(a)	2,982	335,087
Eli Lilly & Co.	1,544	385,923
Fulgent Genetics, Inc.(a)(b)	4,167	259,604
Gilead Sciences, Inc.	5,121	309,308
Globus Medical, Inc., Class A(a)	4,529	318,479
Halozyme Therapeutics, Inc.(a)	8,781	311,462
HCA Healthcare, Inc.	1,414	353,938
Henry Schein, Inc.(a)	4,633	400,199
Hologic, Inc.(a)	4,624	329,090
IDEXX Laboratories, Inc.(a)	544	289,598
Innoviva, Inc.(a)	23,932	459,734
Intuitive Surgical, Inc.(a)	1,047	303,975
Ironwood Pharmaceuticals, Inc.(a)	30,497	328,148
Johnson & Johnson	2,187	359,915
Laboratory Corp. of America Holdings(a)	1,216	329,852
LeMaitre Vascular, Inc.	6,341	301,007
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	7,781	304,004
Medpace Holdings, Inc.(a)	1,992	304,716
Mettler-Toledo International, Inc.(a)	233	328,236
Moderna, Inc.(a)	849	130,406
Organogenesis Holdings, Inc.(a)	24,951	185,635
PerkinElmer, Inc.	1,967	353,293
Pfizer, Inc.	8,071	378,853
Premier, Inc., Class A	9,088	326,623
Quest Diagnostics, Inc.	2,327	305,465
Regeneron Pharmaceuticals, Inc.(a)	558	345,045
Repligen Corp.(a)	1,234	242,728
Seagen, Inc.(a)	2,397	308,901
Stryker Corp.	1,320	347,622
Thermo Fisher Scientific, Inc.	636	345,984
Universal Health Services, Inc., Class B	2,475	356,227
Veeva Systems, Inc., Class A(a)	1,215	278,296
Vertex Pharmaceuticals, Inc.(a)	1,914	440,258
Waters Corp.(a)	887	280,940
West Pharmaceutical Services, Inc.	804	311,212
Security Description	Shares	Value
Health Care (continued)
Zoetis, Inc.	1,770	$342,760
Total Health Care		17,927,024

Industrials (15.42%)
3M Co.	1,992	296,111
AGCO Corp.	2,843	341,615
AMERCO	546	315,375
AO Smith Corp.	5,279	362,034
Atkore, Inc.(a)	4,144	421,486
Atlas Air Worldwide Holdings, Inc.(a)	4,789	375,266
BlueLinx Holdings, Inc.(a)	6,966	622,621
Boise Cascade Co.	6,737	538,556
Builders FirstSource, Inc.(a)	6,830	508,289
Carrier Global Corp.	6,611	296,702
Caterpillar, Inc.	1,796	336,894
Copart, Inc.(a)	2,495	306,586
CSW Industrials, Inc.	2,899	348,837
CSX Corp.	11,829	401,121
Cummins, Inc.	1,567	319,856
Deere & Co.	1,021	367,580
Dover Corp.	2,176	341,327
Emerson Electric Co.	3,722	345,848
Encore Wire Corp.	4,271	497,230
Equifax, Inc.	1,314	286,899
Expeditors International of Washington, Inc.	2,808	290,235
Exponent, Inc.	3,163	299,726
Fastenal Co.	6,805	350,185
FedEx Corp.	1,411	313,623
Fortune Brands Home & Security, Inc.	3,750	325,875
Generac Holdings, Inc.(a)	840	264,995
Graco, Inc.	4,744	341,995
Helios Technologies, Inc.	4,250	333,242
Illinois Tool Works, Inc.	1,659	358,908
Insteel Industries, Inc.	10,393	385,684
JB Hunt Transport Services, Inc.	2,146	435,488
Kadant, Inc.	1,712	337,863
L3Harris Technologies, Inc.	1,601	403,948
Landstar System, Inc.	2,260	348,967
Lennox International, Inc.	1,150	306,969
Lincoln Electric Holdings, Inc.	2,746	350,005
Matson, Inc.	4,344	481,185
MillerKnoll, Inc.	8,976	348,987
Mueller Industries, Inc.	8,570	488,919
Norfolk Southern Corp.	1,474	378,110
Northrop Grumman Corp.	1,025	453,194
Old Dominion Freight Line, Inc.	1,249	392,223
Owens Corning	3,887	362,230
Parker-Hannifin Corp.	1,262	374,044
Robert Half International, Inc.	3,545	426,428
Rockwell Automation, Inc.	1,150	306,567
Saia, Inc.(a)	1,500	430,845
Simpson Manufacturing Co., Inc.	3,357	397,838
Snap-on, Inc.	1,682	353,523
Stanley Black & Decker, Inc.	1,992	324,098
Textainer Group Holdings, Ltd.	11,297	401,156

Security Description	Shares	Value
Industrials (continued)
Textron, Inc.	5,164	$377,643
Toro Co.	3,472	325,708
TransUnion	3,054	277,181
Trex Co., Inc.(a)	3,352	307,848
UFP Industries, Inc.	5,211	446,843
Union Pacific Corp.	1,772	435,823
United Parcel Service, Inc., Class B	1,902	400,219
Watsco, Inc.	1,310	357,709
WW Grainger, Inc.	876	417,905
Total Industrials		22,344,167

Information Technology (15.24%)
Adobe, Inc.(a)	563	263,304
Advanced Micro Devices, Inc.(a)	7,403	913,135
Akamai Technologies, Inc.(a)	3,222	348,814
Amkor Technology, Inc.	12,623	286,163
Amphenol Corp., Class A	4,764	362,112
Analog Devices, Inc.	2,094	335,647
Apple, Inc.	2,433	401,737
Applied Materials, Inc.	2,573	345,297
Arista Networks, Inc.(a)	4,033	494,970
Automatic Data Processing, Inc.	1,806	369,219
Broadcom, Inc.	719	422,369
Broadridge Financial Solutions, Inc.	2,122	310,258
Cadence Design Systems, Inc.(a)	2,188	331,329
Calix, Inc.(a)	7,824	425,156
CDW Corp.	1,863	321,293
Cisco Systems, Inc.	6,231	347,503
Clearfield, Inc.(a)(b)	8,077	517,816
Cognex Corp.	4,128	278,888
Cognizant Technology Solutions Corp., Class A	4,767	410,582
Corning, Inc.	9,502	383,881
Diodes, Inc.(a)	3,738	334,887
EMCORE Corp.(a)	50,689	196,673
Enphase Energy, Inc.(a)	2,281	380,243
Entegris, Inc.	2,813	367,040
EPAM Systems, Inc.(a)	583	121,118
EVERTEC, Inc.	7,890	318,440
ExlService Holdings, Inc.(a)	2,907	351,137
Fair Isaac Corp.(a)	827	389,674
FleetCor Technologies, Inc.(a)	1,423	333,267
Fortinet, Inc.(a)	1,199	413,079
Gartner, Inc.(a)	1,160	325,287
Intuit, Inc.	636	301,699
Keysight Technologies, Inc.(a)	2,020	317,887
KLA Corp.	1,019	355,122
Lam Research Corp.	597	335,126
Littelfuse, Inc.	1,370	353,748
Manhattan Associates, Inc.(a)	2,237	299,042
Microsoft Corp.	1,212	362,133
Monolithic Power Systems, Inc.	733	336,227
Motorola Solutions, Inc.	1,499	330,425
NetApp, Inc.	3,942	308,974
NVIDIA Corp.	1,619	394,793
ON Semiconductor Corp.(a)	7,538	471,954
Security Description	Shares	Value
Information Technology (continued)
Onto Innovation, Inc.(a)	4,536	$391,049
Oracle Corp.	4,172	316,947
Paychex, Inc.	3,289	391,588
Paycom Software, Inc.(a)	776	263,227
Power Integrations, Inc.	3,354	301,860
Qorvo, Inc.(a)	1,995	272,876
QUALCOMM, Inc.	2,555	439,434
Skyworks Solutions, Inc.	2,040	281,867
SS&C Technologies Holdings, Inc.	5,055	378,973
Teradyne, Inc.	2,946	347,392
Texas Instruments, Inc.	1,862	316,521
Trade Desk, Inc., Class A(a)	5,091	434,364
Trimble, Inc.(a)	3,982	277,745
TTEC Holdings, Inc.	3,723	295,979
Turtle Beach Corp.(a)(b)	11,992	285,050
Ubiquiti, Inc.(b)	1,174	298,067
Vishay Intertechnology, Inc.	17,338	332,716
VMware, Inc., Class A	2,587	303,507
Xperi Corp.	18,350	317,822
Zebra Technologies Corp., Class A(a)	630	260,404
Total Information Technology		22,074,836

Materials (6.04%)
Air Products and Chemicals, Inc.	1,341	316,878
Avery Dennison Corp.	1,638	288,616
Ball Corp.	3,923	352,050
Celanese Corp.	2,407	335,247
Cliffs Natural Resources, Inc.(a)	16,471	368,291
Crown Holdings, Inc.	3,442	422,230
Dow Chemical Co.	6,093	359,243
Eagle Materials, Inc.	2,511	343,580
Freeport-McMoRan, Inc.	10,370	486,871
Ingevity Corp.(a)	4,920	335,692
Louisiana-Pacific Corp.	5,977	430,045
Mosaic Co.	11,261	590,414
NewMarket Corp.	1,122	356,527
Newmont Corp.	6,306	417,457
Nucor Corp.	3,397	447,113
Packaging Corp. of America	2,451	360,763
PPG Industries, Inc.	2,397	319,880
Royal Gold, Inc.	3,326	403,311
Sherwin-Williams Co.	1,206	317,335
Southern Copper Corp.	5,936	411,899
Steel Dynamics, Inc.	5,822	410,917
Tronox Holdings PLC, Class A	15,197	308,499
Valvoline, Inc.	11,275	364,521
Total Materials		8,747,379

Utilities (0.22%)
NRG Energy, Inc.	8,283	313,429

TOTAL COMMON STOCKS
(Cost $120,764,388)		143,648,508

Security Description	Shares	Value
LIMITED PARTNERSHIPS (0.73%)
Energy (0.49%)
KKR & Co., LP	5,691	$342,143
Magellan Midstream Partners LP	7,630	370,207
Total Energy		712,350

Financials (0.24%)
Carlyle Group, Inc.	7,347	344,354

TOTAL LIMITED PARTNERSHIPS
(Cost $1,117,624)		1,056,704

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.98%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $118,550)	0.02%	118,550	118,550

Investments Purchased with Collateral from Securities Loaned (0.89%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $1,296,051)		1,296,051	1,296,051
TOTAL SHORT TERM INVESTMENTS
(Cost $1,414,601)			1,414,601

TOTAL INVESTMENTS (100.85%)
(Cost $123,296,613)			$146,119,813
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.85%)			(1,230,912)
NET ASSETS - 100.00%			$144,888,901

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $3,135,662.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2022, the market value of those securities was $325,321 representing 0.22% of net assets.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic Core Income ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (66.56%)
Communications (7.34%)
AT&T, Inc.
2.55%, 12/01/2033	$1,622,000	$1,505,230
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91%, 07/23/2025	884,000	938,500
Comcast Corp.
4.15%, 10/15/2028	878,000	951,101
Discovery Communications LLC
3.95%, 03/20/2028	99,000	102,846
Paramount Global
3.50%, 01/15/2025	294,000	303,448
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	1,002,000	958,273
T-Mobile USA, Inc.
4.00%, 04/15/2022	160,000	160,080
Verizon Communications, Inc.
2.36%, 03/15/2032(a)	743,000	694,118
Walt Disney Co.
2.00%, 09/01/2029	1,002,000	957,521
Total Communications		6,571,117

Consumer Discretionary (6.26%)
Alibaba Group Holding, Ltd.
3.60%, 11/28/2024	199,000	204,507
3.40%, 12/06/2027	160,000	162,704
Amazon.com, Inc.
3.15%, 08/22/2027	338,000	353,827
CoreCivic, Inc.
4.63%, 05/01/2023	164,000	164,244
Ford Motor Co.
9.63%, 04/22/2030	1,263,000	1,737,692
General Motors Financial Co., Inc.
3.70%, 05/09/2023	276,000	281,153
3.60%, 06/21/2030	869,000	872,589
Goodyear Tire & Rubber Co.
4.88%, 03/15/2027	884,000	885,131
Marriott International, Inc.
4.00%, 04/15/2028(b)	148,000	154,116
Nordstrom, Inc.
4.25%, 08/01/2031	884,000	792,811
Total Consumer Discretionary		5,608,774

Consumer Staples (3.15%)
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/2028	1,016,000	1,084,221
Dollar Tree, Inc.
2.65%, 12/01/2031	1,832,000	1,741,036
Total Consumer Staples		2,825,257

Security Description	Principal Amount	Value
Energy (6.84%)
Chevron Corp.
2.90%, 03/03/2024	$276,000	$282,014
Continental Resources, Inc.
3.80%, 06/01/2024	160,000	163,398
Enterprise Products Operating LLC
3.35%, 03/15/2023	276,000	279,563
Exxon Mobil Corp.
3.04%, 03/01/2026	384,000	397,279
Hess Midstream Operations LP
4.25%, 02/15/2030(a)	884,000	854,784
Kinder Morgan Energy Partners LP
4.25%, 09/01/2024	160,000	166,538
Marathon Oil Corp.
4.40%, 07/15/2027	1,688,000	1,794,959
Marathon Petroleum Corp.
3.80%, 04/01/2028	99,000	102,508
ONEOK Partners LP
3.38%, 10/01/2022	276,000	277,917
Ovintiv Exploration, Inc.
5.63%, 07/01/2024	160,000	171,323
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	99,000	105,452
Schlumberger Investment SA
3.65%, 12/01/2023	457,000	469,896
Shell International Finance BV
2.75%, 04/06/2030	884,000	881,722
Williams Cos., Inc.
3.90%, 01/15/2025	169,000	175,771
Total Energy		6,123,124

Financials (25.54%)
Aflac, Inc.
3.63%, 11/15/2024	199,000	207,294
Bank of America Corp.
4.25%, 10/22/2026	1,344,000	1,428,373
Berkshire Hathaway, Inc.
3.13%, 03/15/2026	276,000	286,674
Blackstone Private Credit Fund
3.25%, 03/15/2027(a)	941,000	900,886
Chubb INA Holdings, Inc.
3.35%, 05/03/2026	265,000	275,609
Citigroup, Inc.
3M US L + 1.43%, 09/01/2023(c)	276,000	277,392
4.45%, 09/29/2027	1,674,000	1,790,977
6.63%, 06/15/2032	558,000	701,343
Credit Suisse Group AG
4.55%, 04/17/2026	248,000	262,253
CubeSmart LP
2.25%, 12/15/2028	1,832,000	1,748,006
Discover Bank
4.65%, 09/13/2028	148,000	160,667
FS KKR Capital Corp.
4.25%, 02/14/2025(a)	1,753,000	1,774,244

Security Description	Principal Amount	Value
Financials (continued)
Goldman Sachs Group, Inc.
3M US L + 0.75%, 02/23/2023(c)	$457,000	$458,708
3M US L + 1.60%, 11/29/2023(c)	276,000	281,332
5.95%, 01/15/2027	756,000	852,813
Host Hotels & Resorts LP
4.00%, 06/15/2025	99,000	102,845
HSBC Holdings PLC
4.30%, 03/08/2026	148,000	156,720
3.90%, 05/25/2026	199,000	207,032
4.38%, 11/23/2026	1,674,000	1,762,277
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,787,000	1,785,374
JPMorgan Chase & Co.
3M US L + 1.23%, 10/24/2023(c)	624,000	627,849
4.25%, 10/01/2027	1,046,000	1,120,656
Lincoln National Corp.
3.35%, 03/09/2025	199,000	205,869
M&T Bank Corp.
3M US L + 0.68%, 07/26/2023(c)	276,000	277,807
MetLife, Inc.
3.60%, 04/10/2024	267,000	276,558
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	199,000	208,808
Mizuho Financial Group, Inc.
3M US L + 1.00%, 09/11/2024(c)	552,000	557,173
Morgan Stanley
3M US L + 1.40%, 10/24/2023(c)	552,000	556,233
5.00%, 11/24/2025	330,000	355,959
3.63%, 01/20/2027	427,000	445,569
NatWest Group PLC
3M US L + 1.47%, 05/15/2023(c)	276,000	276,431
PNC Financial Services Group, Inc.
3.15%, 05/19/2027	199,000	206,637
3.45%, 04/23/2029	869,000	913,368
Truist Bank
3.30%, 05/15/2026	199,000	205,996
Wells Fargo & Co.
3.00%, 04/22/2026	1,195,000	1,215,098
Total Financials		22,870,830

Health Care (7.85%)
AbbVie, Inc.
3.20%, 11/21/2029	884,000	896,596
Bausch Health Cos., Inc.
6.13%, 02/01/2027(a)	1,800,000	1,817,181
Bristol-Myers Squibb Co.
3.25%, 02/27/2027	616,000	646,298
Cigna Corp.
3.00%, 07/15/2023	266,000	270,149
CVS Health Corp.
4.30%, 03/25/2028	318,000	343,945

Security Description	Principal Amount	Value
Health Care (continued)
DaVita, Inc.
4.63%, 06/01/2030(a)	$884,000	$850,094
HCA, Inc.
5.38%, 09/01/2026	884,000	952,272
Johnson & Johnson
2.45%, 03/01/2026	276,000	280,853
Merck & Co., Inc.
2.80%, 05/18/2023	537,000	546,558
Pfizer, Inc.
3.20%, 09/15/2023	210,000	215,525
UnitedHealth Group, Inc.
3.75%, 07/15/2025	199,000	208,956
Total Health Care		7,028,427

Industrials (2.20%)
3M Co.
3.25%, 02/14/2024	457,000	470,720
Boeing Co.
3.45%, 11/01/2028	160,000	160,699
5.15%, 05/01/2030	884,000	975,945
CNH Industrial NV
4.50%, 08/15/2023	199,000	205,522
Textron, Inc.
3.65%, 03/15/2027	148,000	153,382
Total Industrials		1,966,268

Materials (1.59%)
Ball Corp.
4.00%, 11/15/2023	160,000	163,584
DuPont de Nemours, Inc.
4.73%, 11/15/2028	884,000	980,255
Glencore Funding LLC
3.00%, 10/27/2022(a)	276,000	278,484
Total Materials		1,422,323

Technology (5.19%)
Apple, Inc.
3.20%, 05/11/2027	884,000	926,259
Broadcom, Inc.
4.11%, 09/15/2028	122,000	128,434
3.14%, 11/15/2035(a)	1,878,000	1,740,578
Flex, Ltd.
5.00%, 02/15/2023	199,000	204,151
Microsoft Corp.
3.30%, 02/06/2027	749,000	792,858
Oracle Corp.
3.25%, 11/15/2027	845,000	856,249
Total Technology		4,648,529

Utilities (0.60%)
Consumers Energy Co.
3.13%, 08/31/2024	99,000	101,259
Dominion Energy, Inc.
4.25%, 06/01/2028	148,000	158,310

Security Description	Principal Amount	Value
Utilities (continued)
Southern Co.
2.95%, 07/01/2023	$276,000	$279,593
Total Utilities		539,162

TOTAL CORPORATE BONDS
(Cost $61,928,748)		59,603,811

GOVERNMENT BONDS (16.01%)
United States Treasury Bond
2.75%, 02/15/2028	5,490,000	5,789,806
1.25%, 08/15/2031	1,556,000	1,477,592
3.88%, 08/15/2040	752,300	943,167
2.75%, 11/15/2047	1,028,000	1,124,054
United States Treasury Inflation Indexed Bonds
2.13%, 02/15/2040(d)	304,130	441,473
United States Treasury Note
2.88%, 10/31/2023	1,643,000	1,683,433
3.00%, 10/31/2025	2,744,000	2,870,481
TOTAL GOVERNMENT BONDS
(Cost $14,043,312)		14,330,006

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (16.72%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund Premier Class	0.02%	14,974,278	14,974,278
(Cost $14,974,278)
TOTAL SHORT TERM INVESTMENTS
(Cost $14,974,278)			14,974,278

TOTAL INVESTMENTS (99.29%)
(Cost $90,946,338)			$88,908,095
OTHER ASSETS IN EXCESS OF LIABILITIES (0.71%)			638,634
NET ASSETS - 100.00%			$89,546,729

Investment Abbreviations:
LIBOR - London Interbank Offered Rate

Reference Rates:
3M US L - 3 Month LIBOR as of February 28, 2022 was 0.51%

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $11,654,016, representing 13.01% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of February 28, 2022, the market value of those securities was $154,116 representing 0.17% of net assets.

(c)	Floating or variable rate security. The reference rate is described above. The rate in effect as of February 28, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(d)	Principal amount of security is adjusted for inflation.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Dividend Advantage ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.71%)
Communication Services (2.80%)
AT&T, Inc.	46,079	$1,091,611
Sirius XM Holdings, Inc.(a)	126,235	777,608
Verizon Communications, Inc.	22,797	1,223,515
Total Communication Services		3,092,734

Consumer Staples (10.64%)
Altria Group, Inc.	73,024	3,745,401
Coca-Cola Co.	60,546	3,768,383
Colgate-Palmolive Co.	17,959	1,381,945
Mondelez International, Inc., Class A	26,034	1,704,706
Philip Morris International, Inc.	4,410	445,719
Vector Group, Ltd.	60,547	678,732
Total Consumer Staples		11,724,886

Energy (5.60%)
Exxon Mobil Corp.	61,257	4,803,774
Kinder Morgan, Inc.	78,603	1,367,692
Total Energy		6,171,466

Financials (19.47%)
Annaly Capital Management, Inc.	131,129	912,658
Artisan Partners Asset Management, Inc., Class A	15,288	582,626
Bank of America Corp.	61,958	2,738,544
Central Pacific Financial Corp.	86,436	2,523,067
Dynex Capital, Inc.(a)	41,833	642,973
Ellington Financial, Inc.(a)	63,466	1,121,444
FNB Corp.	54,050	725,891
Fulton Financial Corp.	51,182	922,300
Mercury General Corp.	9,834	540,870
Navient Corp.	34,292	603,882
New Residential Investment Corp.	59,792	620,641
PennyMac Mortgage Investment Trust(a)	59,521	928,528
Ready Capital Corp.	68,749	1,020,923
Starwood Property Trust, Inc.	27,736	661,226
Truist Financial Corp.	53,804	3,347,685
Trustmark Corp.	21,217	668,123
US Bancorp	51,369	2,904,403
Total Financials		21,465,784

Health Care (13.41%)
AbbVie, Inc.	33,246	4,912,761
Bristol-Myers Squibb Co.	53,473	3,671,991
Humana, Inc.	2,606	1,131,838
Merck & Co., Inc.	42,031	3,218,734

Security Description	Shares	Value
Health Care (continued)
Pfizer, Inc.	39,230	$1,841,456
Total Health Care		14,776,780

Industrials (5.50%)
3M Co.	11,174	1,661,015
Fastenal Co.	29,226	1,503,970
Northrop Grumman Corp.	2,800	1,237,992
United Parcel Service, Inc., Class B	7,903	1,662,949
Total Industrials		6,065,926

Information Technology (24.57%)
Apple, Inc.	14,439	2,384,168
Broadcom, Inc.	4,129	2,425,540
Cisco Systems, Inc./Delaware	58,889	3,284,240
Hewlett Packard Enterprise Co.	187,618	2,986,879
Intel Corp.	64,925	3,096,922
International Business Machines Corp.	26,849	3,289,271
Microsoft Corp.	12,427	3,713,063
National Instruments Corp.	12,757	512,194
Paychex, Inc.	11,550	1,375,143
Salesforce.com, Inc.(b)	2,558	538,536
Texas Instruments, Inc.	16,152	2,745,678
Western Union Co.	40,136	729,672
Total Information Technology		27,081,306

Materials (1.63%)
Newmont Mining Corp.	21,153	1,400,328
Westrock Co.	8,818	399,191
Total Materials		1,799,519

Real Estate (6.58%)
American Assets Trust, Inc.	20,227	739,499
Brandywine Realty Trust	43,171	575,469
Douglas Elliman, Inc.(b)	30,278	228,296
Douglas Emmett, Inc.	12,544	397,645
Iron Mountain, Inc.	27,356	1,345,368
LXP Industrial Trust	33,817	522,811
National Health Investors, Inc.	7,326	390,549
Omega Healthcare Investors, Inc.	13,287	374,295
Paramount Group, Inc.	65,861	736,985
Piedmont Office Realty Trust, Inc., Class A	57,552	980,686
Sabra Health Care REIT, Inc.	29,902	401,584
SITE Centers Corp.	35,945	558,945
Total Real Estate		7,252,132

Utilities (9.51%)
Alliant Energy Corp.	6,653	388,535
Clearway Energy, Inc., Class C	20,897	697,960
Duke Energy Corp.	29,155	2,927,454
Entergy Corp.	6,429	676,395
MDU Resources Group, Inc.	92,766	2,483,346
PPL Corp.	26,005	680,551

Security Description	Shares	Value
Utilities (continued)
Southwest Gas Holdings, Inc.	37,026	$2,626,624
Total Utilities		10,480,865

TOTAL COMMON STOCKS
(Cost $96,283,404)		109,911,398

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.13%)
Money Market Fund (0.02%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $22,351)	0.02%	22,351	22,351

Investments Purchased with Collateral from Securities Loaned (1.11%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $1,220,335)		1,220,335	1,220,335
TOTAL SHORT TERM INVESTMENTS
(Cost $1,242,686)			1,242,686

TOTAL INVESTMENTS (100.84%)
(Cost $97,526,090)			$111,154,084
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.84%)			(927,354)
NET ASSETS - 100.00%			$110,226,730

(a)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $1,972,846.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

RiverFront Dynamic US Flex-Cap ETF

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.85%)
Communication Services (6.18%)
Alphabet, Inc., Class A(a)	99	$267,413
Alphabet, Inc., Class C(a)	96	258,991
Comcast Corp., Class A	4,903	229,264
Interpublic Group of Cos., Inc.	5,714	210,275
Meta Platforms, Inc., Class A(a)	1,785	376,688
New York Times Co., Class A	2,845	125,152
Omnicom Group, Inc.	2,849	239,003
Sirius XM Holdings, Inc.(b)	29,964	184,578
TEGNA, Inc.	6,332	145,129
Total Communication Services		2,036,493

Consumer Discretionary (8.35%)
Adtalem Global Education, Inc.(a)	3,842	79,837
Amazon.com, Inc.(a)	249	764,744
Cato Corp., Class A	7,111	125,154
Choice Hotels International, Inc.	708	102,200
Clarus Corp.	4,373	99,573
Ford Motor Co.	11,791	207,050
Gentex Corp.	3,854	116,660
Home Depot, Inc.	1,173	370,469
NIKE, Inc., Class B	1,956	267,092
Service Corp. International	3,065	186,505
Tapestry, Inc.	4,820	197,138
Wendy's Co.	6,475	147,241
Wolverine World Wide, Inc.	3,863	88,965
Total Consumer Discretionary		2,752,628

Consumer Staples (7.71%)
Altria Group, Inc.	5,429	278,454
Archer-Daniels-Midland Co.	3,291	258,179
Bunge, Ltd.	2,129	222,587
Coca-Cola Co.	6,822	424,601
Colgate-Palmolive Co.	2,955	227,387
Mondelez International, Inc., Class A	4,565	298,916
Procter & Gamble Co.	2,133	332,513
SpartanNash Co.	4,869	137,014
Sprouts Farmers Market, Inc.(a)	5,140	146,387
Walgreens Boots Alliance, Inc.	4,617	212,798
Total Consumer Staples		2,538,836

Energy (5.07%)
APA Corp.	3,956	140,952
Archrock, Inc.	16,088	134,335
Continental Resources, Inc.(b)	4,216	233,693
Coterra Energy, Inc.	7,796	181,881
Exxon Mobil Corp.	5,877	460,874
Marathon Oil Corp.	12,467	281,256
Williams Cos., Inc.	7,591	237,446
Total Energy		1,670,437

Security Description	Shares	Value
Financials (13.77%)
Arbor Realty Trust, Inc.(b)	6,604	$118,872
Bank of America Corp.	7,368	325,666
Berkshire Hathaway, Inc., Class B(a)	439	141,117
Central Pacific Financial Corp.	4,313	125,897
Chubb, Ltd.	1,330	270,841
Cincinnati Financial Corp.	1,698	208,497
Fidelity National Financial, Inc.	2,681	127,723
First Commonwealth Financial Corp.	7,809	126,115
Hope Bancorp, Inc.	8,285	140,514
Intercontinental Exchange, Inc.	1,778	227,797
Jefferies Financial Group, Inc.	5,180	184,097
JPMorgan Chase & Co.	3,170	449,506
Kearny Financial Corp.	9,120	120,475
KeyCorp	8,821	221,142
Loews Corp.	374	22,941
OceanFirst Financial Corp.	6,186	138,443
Provident Financial Services, Inc.	5,069	120,287
Regions Financial Corp.	8,793	212,703
Stewart Information Services Corp.	1,643	111,527
Travelers Cos., Inc.	1,406	241,593
Truist Financial Corp.	4,001	248,942
Trustmark Corp.	5,283	166,362
US Bancorp	4,206	237,807
Voya Financial, Inc.(b)	1,851	124,665
WSFS Financial Corp.	2,451	124,584
Total Financials		4,538,113

Health Care (13.66%)
Abbott Laboratories	2,610	314,818
AbbVie, Inc.	3,033	448,187
Boston Scientific Corp.(a)	5,687	251,195
Cigna Corp.	795	189,035
CVS Health Corp.	2,919	302,554
Exelixis, Inc.(a)	8,442	173,314
Johnson & Johnson	2,892	475,937
Merck & Co., Inc.	3,980	304,788
NeoGenomics, Inc.(a)	3,891	83,306
Pacific Biosciences of California, Inc.(a)(b)	5,424	64,654
Pfizer, Inc.	7,025	329,754
Quest Diagnostics, Inc.	1,269	166,582
Quidel Corp.(a)	909	96,163
Stryker Corp.	972	255,976
UnitedHealth Group, Inc.	1,174	558,671
Vertex Pharmaceuticals, Inc.(a)	825	189,767
Zoetis, Inc.	1,531	296,478
Total Health Care		4,501,179

Industrials (8.87%)
3M Co.	1,595	237,097
ACCO Brands Corp.	14,354	123,444
BWX Technologies, Inc.	2,139	114,265
CACI International, Inc., Class A(a)	533	149,128
Cintas Corp.	490	183,907
Comfort Systems USA, Inc.	1,293	111,172
CoreCivic, Inc.(a)	11,248	102,469

Security Description	Shares	Value
Industrials (continued)
CRA International, Inc.	1,240	$110,149
Gorman-Rupp Co.	2,628	97,919
Graco, Inc.	2,847	205,240
GrafTech International, Ltd.	10,067	101,475
Heidrick & Struggles International, Inc.	2,744	117,306
JB Hunt Transport Services, Inc.	1,032	209,424
Oshkosh Corp.	1,221	135,580
Primoris Services Corp.	4,058	107,010
Rush Enterprises, Inc., Class A	2,188	113,645
Standex International Corp.	1,141	120,866
Trinity Industries, Inc.	4,651	134,228
United Parcel Service, Inc., Class B	1,830	385,069
Vicor Corp.(a)	851	63,629
Total Industrials		2,923,022

Information Technology (25.15%)
Adobe, Inc.(a)	52	24,319
Advanced Micro Devices, Inc.(a)	2,914	359,399
Amdocs, Ltd.	2,631	207,060
Analog Devices, Inc.	1,356	217,353
Apple, Inc.	9,565	1,579,373
Block, Inc., Class A(a)	1,321	168,427
Broadcom, Inc.	650	381,836
Cass Information Systems, Inc.	2,803	110,943
Cisco Systems, Inc./Delaware	6,114	340,978
Enphase Energy, Inc.(a)	854	142,362
Entegris, Inc.	1,207	157,489
Intel Corp.	7,024	335,045
Intuit, Inc.	446	211,569
Knowles Corp.(a)	5,486	119,485
Marvell Technology, Inc.	2,536	173,285
Mastercard, Inc., Class A	1,084	391,129
Maximus, Inc.	1,659	130,829
Methode Electronics, Inc.	2,630	120,033
Microsoft Corp.	4,547	1,358,598
NCR Corp.(a)	3,203	129,786
Progress Software Corp.	2,450	107,996
QUALCOMM, Inc.	1,806	310,614
Salesforce.com, Inc.(a)	1,666	350,743
Texas Instruments, Inc.	1,564	265,864
Visa, Inc., Class A	2,224	480,651
Xperi Corp.	6,504	112,649
Total Information Technology		8,287,815

Materials (6.15%)
American Vanguard Corp.	8,109	122,203
Axalta Coating Systems, Ltd.(a)	5,325	143,988
CF Industries Holdings, Inc.	3,294	267,440
FMC Corp.	1,845	216,326
Glatfelter Corp.	6,937	95,314
Mosaic Co.	5,599	293,556
Myers Industries, Inc.	6,051	100,568
O-I, Inc.(a)	15,076	192,671
Sealed Air Corp.	272	18,259
SunCoke Energy, Inc.	19,195	152,216
Tronox Holdings PLC, Class A	5,251	106,595
Valvoline, Inc.	3,727	120,494

Security Description	Shares	Value
Materials (continued)
Westrock Co.	4,320	$195,567
Total Materials		2,025,197

Real Estate (3.41%)
Duke Realty Corp.	3,327	176,331
Highwoods Properties, Inc.	2,921	127,356
Kennedy-Wilson Holdings, Inc.	5,271	116,700
Kimco Realty Corp.	8,616	202,735
National Storage Affiliates Trust	2,045	119,162
Piedmont Office Realty Trust, Inc., Class A	6,700	114,168
SL Green Realty Corp.(b)	1,844	146,616
Uniti Group, Inc.	9,293	120,530
Total Real Estate		1,123,598

Utilities (1.53%)
Duke Energy Corp.	1,140	114,467
MDU Resources Group, Inc.	4,568	122,285
National Fuel Gas Co.	2,150	133,816
Southwest Gas Holdings, Inc.	1,874	132,942
Total Utilities		503,510

TOTAL COMMON STOCKS
(Cost $28,292,306)		32,900,828

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.82%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund Premier Class
(Cost $11,698)	0.02%	11,698	11,698

Investments Purchased with Collateral from Securities Loaned (0.78%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.06%
(Cost $257,702)		257,702	257,702
TOTAL SHORT TERM INVESTMENTS
(Cost $257,702)			269,400

TOTAL INVESTMENTS (100.67%)
(Cost $28,561,706)			$33,170,228
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.67%)			(220,873)
NET ASSETS - 100.00%			$32,949,355

(a)	Non-income producing security.
(b)	Security, or a portion of the security position is currently on loan. The total market value of securities on loan is $654,726.

See Notes to Quarterly Schedule of Investments.

RiverFront Strategic Income Fund

Schedule of Investments

As of February 28, 2022 (Unaudited)

Security Description	Principal Amount	Value
CORPORATE BONDS (82.04%)
Communications (6.18%)
AMC Networks, Inc.
5.00%, 04/01/2024	$426,000	$425,949
4.75%, 08/01/2025	506,000	505,684
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026(a)	589,000	601,510
CSC Holdings LLC
5.50%, 04/15/2027(a)	1,090,000	1,088,594
Level 3 Financing, Inc.
3.75%, 07/15/2029(a)	1,286,000	1,136,875
Netflix, Inc.
4.38%, 11/15/2026	1,015,000	1,073,104
Sirius XM Radio, Inc.
3.13%, 09/01/2026(a)	1,060,000	1,013,742
T-Mobile USA, Inc.
2.63%, 04/15/2026	1,980,000	1,936,984
WMG Acquisition Corp.
3.75%, 12/01/2029(a)	1,015,000	971,091
Total Communications		8,753,533

Consumer Discretionary (15.75%)
Air Canada
3.88%, 08/15/2026(a)	1,113,000	1,083,934
Aramark Services, Inc.
6.38%, 05/01/2025(a)	1,113,000	1,150,669
Caesars Entertainment, Inc.
6.25%, 07/01/2025(a)	1,318,000	1,367,642
DR Horton, Inc.
4.38%, 09/15/2022	1,762,000	1,778,628
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	1,507,000	1,463,757
Goodyear Tire & Rubber Co.
5.00%, 05/31/2026	1,352,000	1,358,746
Hilton Domestic Operating Co., Inc.
3.75%, 05/01/2029(a)	1,227,000	1,185,988
International Game Technology PLC
6.50%, 02/15/2025(a)	1,163,000	1,237,054
Las Vegas Sands Corp.
3.20%, 08/08/2024	987,000	974,496
Lennar Corp.
4.75%, 11/29/2027	1,227,000	1,336,727
MGM Resorts International
6.00%, 03/15/2023	1,318,000	1,360,835
Newell Brands, Inc.
4.35%, 04/01/2023	406,000	414,776
4.70%, 04/01/2026	1,015,000	1,051,844
Nissan Motor Co., Ltd.
3.52%, 09/17/2025(a)	1,227,000	1,243,867
PulteGroup, Inc.
5.50%, 03/01/2026	1,634,000	1,803,631
Security Description	Principal Amount	Value
Consumer Discretionary (continued)
Royal Caribbean Cruises, Ltd.
10.88%, 06/01/2023(a)	$1,375,000	$1,477,493
Six Flags Entertainment Corp.
4.88%, 07/31/2024(a)	738,000	738,841
Yum! Brands, Inc.
7.75%, 04/01/2025(a)	1,227,000	1,279,240
Total Consumer Discretionary		22,308,168

Consumer Staples (2.37%)
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/2029	1,113,000	1,241,584
JBS Finance Luxembourg SARL
2.50%, 01/15/2027(a)	1,015,000	955,379
Spectrum Brands, Inc.
5.75%, 07/15/2025	30,000	30,563
US Foods, Inc.
6.25%, 04/15/2025(a)	1,090,000	1,129,491
Total Consumer Staples		3,357,017

Energy (5.22%)
Cheniere Corpus Christi Holdings LLC
7.00%, 06/30/2024	1,289,000	1,395,550
DCP Midstream Operating LP
5.38%, 07/15/2025	1,060,000	1,123,918
EQM Midstream Partners LP
4.75%, 07/15/2023	414,000	416,625
Occidental Petroleum Corp.
2.90%, 08/15/2024	1,135,000	1,137,747
Petroleos Mexicanos
4.88%, 01/18/2024	1,080,000	1,109,943
Reliance Industries, Ltd.
4.13%, 01/28/2025(a)	1,005,000	1,045,319
Schlumberger Holdings Corp.
3.90%, 05/17/2028(a)	1,113,000	1,160,441
Total Energy		7,389,543

Financials (23.04%)
Air Lease Corp.
4.25%, 02/01/2024	1,023,000	1,057,502
Ares Capital Corp.
3.50%, 02/10/2023	1,230,000	1,244,018
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(a)	1,157,000	1,085,316
Bancolombia SA
5.13%, 09/11/2022	1,011,000	1,024,901
Bank of America Corp.
4.25%, 10/22/2026	1,673,000	1,778,027
Blackstone Secured Lending Fund
3.63%, 01/15/2026	1,214,000	1,217,377
Capital One Financial Corp.
4.20%, 10/29/2025	1,113,000	1,169,045
Citigroup, Inc.
4.45%, 09/29/2027	1,673,000	1,789,907
EPR Properties
4.75%, 12/15/2026	1,060,000	1,097,872

Security Description	Principal Amount	Value
Financials (continued)
FS KKR Capital Corp.
3.40%, 01/15/2026	$1,227,000	$1,206,633
GLP Capital LP / GLP Financing II, Inc.
3.35%, 09/01/2024	987,000	1,000,837
Goldman Sachs Group, Inc.
4.25%, 10/21/2025	1,673,000	1,759,345
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026(a)	1,146,000	1,087,875
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 09/15/2024	1,319,000	1,310,644
Iron Mountain, Inc.
4.88%, 09/15/2027(a)	1,176,000	1,174,930
iStar, Inc.
4.75%, 10/01/2024	1,383,000	1,393,310
JPMorgan Chase & Co.
4.25%, 10/01/2027	1,673,000	1,792,406
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 08/01/2026	987,000	1,007,855
Newmark Group, Inc.
6.13%, 11/15/2023	1,299,000	1,356,935
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	336,000	344,999
5.25%, 01/15/2026	678,000	726,398
OneMain Finance Corp.
6.13%, 03/15/2024	1,318,000	1,359,155
Park Aerospace Holdings, Ltd.
5.25%, 08/15/2022(a)	26,000	26,326
Santander Holdings USA, Inc.
3.50%, 06/07/2024	502,000	512,389
SBA Communications Corp.
3.88%, 02/15/2027	1,571,000	1,569,154
Starwood Property Trust, Inc.
4.75%, 03/15/2025	1,015,000	1,026,761
Synchrony Financial
2.85%, 07/25/2022	1,045,000	1,050,624
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/01/2026(a)	1,451,000	1,467,142
Total Financials		32,637,683

Health Care (2.02%)
DaVita, Inc.
4.63%, 06/01/2030(a)	1,176,000	1,130,895
HCA, Inc.
5.88%, 05/01/2023	1,148,000	1,195,211
5.38%, 02/01/2025	506,000	536,426
Total Health Care		2,862,532

Industrials (5.16%)
Boeing Co.
4.88%, 05/01/2025	1,227,000	1,305,958
MasTec, Inc.
4.50%, 08/15/2028(a)	1,133,000	1,149,943
Security Description	Principal Amount	Value
Industrials (continued)
Sensata Technologies BV
5.00%, 10/01/2025(a)	$1,015,000	$1,050,830
Stericycle, Inc.
5.38%, 07/15/2024(a)	1,061,000	1,086,053
TransDigm, Inc.
6.25%, 03/15/2026(a)	1,090,000	1,125,202
WESCO Distribution, Inc.
7.13%, 06/15/2025(a)	1,521,000	1,595,818
Total Industrials		7,313,804

Materials (13.71%)
Alcoa Nederland Holding BV
4.13%, 03/31/2029(a)	1,375,000	1,380,834
ArcelorMittal SA
3.60%, 07/16/2024	1,148,000	1,170,569
Arconic Corp.
6.00%, 05/15/2025(a)	1,113,000	1,149,173
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 04/30/2025(a)	1,340,000	1,353,413
Ball Corp.
5.25%, 07/01/2025	846,000	897,733
4.88%, 03/15/2026	506,000	529,180
Berry Global, Inc.
4.88%, 07/15/2026(a)	1,175,000	1,192,584
Braskem Finance, Ltd.
6.45%, 02/03/2024	1,353,000	1,439,206
CF Industries, Inc.
3.45%, 06/01/2023	891,000	907,831
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,148,000	1,168,899
5.00%, 09/01/2027	559,000	576,514
Graphic Packaging International LLC
4.88%, 11/15/2022	1,502,000	1,518,920
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/2024(a)	440,000	438,240
Methanex Corp.
5.13%, 10/15/2027	1,090,000	1,108,448
NOVA Chemicals Corp.
4.88%, 06/01/2024(a)	1,318,000	1,336,083
Novelis Corp.
3.25%, 11/15/2026(a)	1,060,000	1,007,244
Sasol Financing International, Ltd.
4.50%, 11/14/2022	591,000	595,152
Sasol Financing USA LLC
4.38%, 09/18/2026	678,000	663,996
Standard Industries, Inc.
3.38%, 01/15/2031(a)	1,113,000	986,469
Total Materials		19,420,488

Technology (4.03%)
CDW LLC / CDW Finance Corp.
3.57%, 12/01/2031	1,015,000	987,103
Flex, Ltd.
5.00%, 02/15/2023	1,351,000	1,385,971

Security Description	Principal Amount	Value
Technology (continued)
Microchip Technology, Inc.
4.25%, 09/01/2025	$1,133,000	$1,167,986
NortonLifeLock, Inc.
3.95%, 06/15/2022	149,000	148,063
5.00%, 04/15/2025(a)	871,000	873,622
Seagate HDD Cayman
4.75%, 06/01/2023	1,113,000	1,144,926
Total Technology		5,707,671

Utilities (4.56%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.88%, 08/20/2026	1,146,000	1,168,920
Calpine Corp.
5.25%, 06/01/2026(a)	547,000	553,113
NextEra Energy Operating Partners LP
4.25%, 07/15/2024(a)	1,517,000	1,548,660
NRG Energy, Inc.
3.75%, 06/15/2024(a)	1,015,000	1,034,660
6.63%, 01/15/2027	380,000	393,300
Vistra Operations Co. LLC
3.55%, 07/15/2024(a)	1,745,000	1,769,946
Total Utilities		6,468,599

TOTAL CORPORATE BONDS
(Cost $119,091,297)		116,219,038

GOVERNMENT BONDS (6.10%)
United States Treasury Bond
1.13%, 02/15/2031	5,497,000	5,178,562
1.13%, 08/15/2040	1,375,000	1,136,953
2.00%, 02/15/2050	2,436,000	2,325,524
TOTAL GOVERNMENT BONDS
(Cost $8,677,889)		8,641,039

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (10.89%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund Premier Class	0.02%	15,432,307	15,432,307
(Cost $15,432,307)
TOTAL SHORT TERM INVESTMENTS
(Cost $15,432,307)			15,432,307

TOTAL INVESTMENTS (99.03%)
(Cost $143,201,493)			$140,292,384
OTHER ASSETS IN EXCESS OF LIABILITIES (0.97%)			1,377,434
NET ASSETS - 100.00%			$141,669,818

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $46,471,541, representing 32.80% of net assets.

See Notes to Quarterly Schedule of Investments.

ALPS ETF Trust

Notes to Quarterly Schedules of Investments

February 28, 2022 (Unaudited)

1. Portfolio Valuation

Shares of the ALPS Active REIT ETF are listed on the NASDAQ Stock Market LLC ("NASDAQ"). Shares of the Alerian Energy Infrastructure ETF, the Alerian MLP ETF, the ALPS Clean Energy ETF, ALPS Disruptive Technologies, the ALPS Emerging Sector Dividend Dogs ETF, the ALPS Equal Sector Weight ETF, the ALPS Global Travel Beneficiaries ETF, the ALPS Hillman Active Value ETF, the ALPS International Sector Dividend Dogs ETF, the ALPS Medical Breakthroughs ETF, the ALPS REIT Dividend Dogs ETF, the ALPS Sector Dividend Dogs ETF, the Barron’s 400 ETF, the RiverFront Dynamic Core Income ETF, , the RiverFront Dynamic US Dividend Advantage ETF, the RiverFront Dynamic US Flex-Cap ETF, and the RiverFront Strategic Income Fund (each a "Fund" and along with ALPS Active REIT ETF collectively, the "Funds") are listed on the New York Stock Exchange Arca, Inc. ("NYSE"). Each Fund’s Net Asset Value ("NAV") is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market. Fixed-income obligations are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Listed put options are valued at the mean of the most recent bid and ask prices.

Each Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the "Board"). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of each Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s "fair value" due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current "fair value" of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

The accounting records of each Fund are maintained in U.S. dollars.

Certain Funds may directly purchase securities of foreign issuers. Investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers, including, among others, greater market volatility than U.S. securities and less complete financial information than for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments. Financial reporting standards for companies based in foreign markets differ from those in the United States. Finally, the value of the currency of the country in which a Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of each Fund, the value of each Fund’s securities may change on the days when investors are not able to purchase the shares of the Funds. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE or NASDAQ. Any use of a different rate from the rates used by the Index may adversely affect a Fund’s ability to track their Index.

2. Fair Value Measurements

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, Exchange Traded Funds, Closed-End Funds and Limited Partnerships, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. Certain Funds may invest a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Treasury Bills and Treasury Notes are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service and are categorized as Level 2 in the hierarchy, due to their active trading, short-term maturity and liquidity.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments at February 28, 2022:

Alerian Energy Infrastructure ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Canadian Energy Infrastructure Companies*	$24,421,218	$–	$–	$24,421,218
U.S. Energy Infrastructure Companies*	20,500,676	–	–	20,500,676
U.S. Energy Infrastructure MLPs*	21,873,745	–	–	21,873,745
U.S. General Partners*	13,670,569	–	–	13,670,569
Short Term Investments	5,724,898	–	–	5,724,898
Total	$86,191,106	$–	$–	$86,191,106

Alerian MLP ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Master Limited Partnerships*	$6,267,296,257	$–	$–	$6,267,296,257
Short Term Investments	1,929,694	–	–	1,929,694
Total	$6,269,225,951	$–	$–	$6,269,225,951

ALPS Active REIT ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$19,151,830	$–	$–	$19,151,830
Short Term Investments	596,509	–	–	596,509
Total	$19,748,339	$–	$–	$19,748,339

ALPS Clean Energy ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$651,246,511	$–	$–	$651,246,511
Master Limited Partnerships*	99,675,193	–	–	99,675,193
Short Term Investments	71,814,495	–	–	71,814,495
Total	$822,736,199	$–	$–	$822,736,199

ALPS Disruptive Technologies ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$180,900,698	$–	$–	$180,900,698
Master Limited Partnerships*	2,237,634	–	–	2,237,634
Short Term Investments	1,047,641	–	–	1,047,641
Total	$184,185,973	$–	$–	$184,185,973

ALPS Emerging Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$23,750,721	$–	$226,100	$23,976,821
Short Term Investments	446,169	–	–	446,169
Total	$24,196,890	$–	$226,100	$24,422,990

ALPS Equal Sector Weight ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds*	$221,149,732	$–	$–	$221,149,732
Short Term Investments	33,980,593	–	–	33,980,593
Total	$255,130,325	$–	$–	$255,130,325

ALPS Global Travel Beneficiaries ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$7,277,720	$–	$–	$7,277,720
Short Term Investments	53,871	–	–	53,871
Total	$7,331,591	$–	$–	$7,331,591

ALPS Hillman Active Value ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$5,032,072	$–	$–	$5,032,072
Master Limited Partnerships*	377,242	–	–	377,242
Short Term Investments	84,056	–	–	84,056
Total	$5,493,370	$–	$–	$5,493,370

ALPS International Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$164,730,053	$–	$–	$164,730,053
Short Term Investments	389,911	–	–	389,911
Total	$165,119,964	$–	$–	$165,119,964

ALPS Medical Breakthroughs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$138,577,770	$–	$–	$138,577,770
Short Term Investments	7,524,342	–	–	7,524,342
Total	$146,102,112	$–	$–	$146,102,112

ALPS REIT Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$26,765,680	$–	$–	$26,765,680
Short Term Investments	43,379	–	–	43,379
Total	$26,809,059	$–	$–	$26,809,059

ALPS Sector Dividend Dogs ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$1,227,601,354	$–	$–	$1,227,601,354
Short Term Investments	811,044	–	–	811,044
Total	$1,228,412,398	$–	$–	$1,228,412,398

Barron's 400 ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$143,648,508	$–	$–	$143,648,508
Limited Partnerships*	1,056,704	–	–	1,056,704
Short Term Investments	1,414,601	–	–	1,414,601
Total	$146,119,813	$–	$–	$146,119,813

RiverFront Dynamic Core Income ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$59,603,811	$–	$59,603,811
Government Bonds*	–	14,330,006	–	14,330,006
Short Term Investments	14,974,278	–	–	14,974,278
Total	$14,974,278	$73,933,817	$–	$88,908,095

RiverFront Dynamic US Dividend Advantage ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$109,911,398	$–	$–	$109,911,398
Short Term Investments	1,242,686	–	–	1,242,686
Total	$111,154,084	$–	$–	$111,154,084

RiverFront Dynamic US Flex-Cap ETF

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$32,900,828	$–	$–	$32,900,828
Short Term Investments	269,400	–	–	269,400
Total	$33,170,228	$–	$–	$33,170,228

RiverFront Strategic Income Fund

Investments in Securities at Value	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Corporate Bonds*	$–	$116,219,038	$–	$116,219,038
Government Bonds*	–	8,641,039	–	8,641,039
Short Term Investments	15,432,307	–	–	15,432,307
Total	$15,432,307	$124,860,077	$–	$140,292,384

*	For a detailed sector or country breakdown, see the accompanying Schedule of Investments.

The Funds, except for the ALPS Emerging Sector Dividend Dogs ETF, did not have any securities that used significant unobservable inputs (Level 3) in determining fair value and there were no transfers into or out of Level 3 during the three months ended February 28, 2022. As of February 28, 2022, the ALPS Emerging Sector Dividend Dogs ETF held one security classified as Level 3 in the fair value hierarchy. The fair value of this security was determined based on limited observable inputs, including the last trade price available and relative performance in the local foreign market.

The following table provides a reconciliation of the beginning and ending balances of investments for which the Trust has used Level 3 inputs to determine the fair value:

ALPS Emerging Sector Dividend Dogs ETF

Asset Type	Balance as of November 30, 2021	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of February 28, 2022	Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at February 28, 2022
Common Stocks	$-	$47	$(273,742)	$503,766	$(3,971)	$-	$-	$226,100	$(273,742)
	$-	$47	$(273,742)	$503,766	$(3,971)	$-	$-	$226,100	$(273,742)

3. Lending of Portfolio Securities

Alerian Energy Infrastructure ETF, ALPS Active REIT ETF, ALPS Clean Energy ETF, ALPS Disruptive Technologies ETF, ALPS Emerging Sector Dividend Dogs ETF, ALPS Equal Sector Weight ETF, ALPS Hillman Active Value ETF, ALPS International Sector Dividend Dogs ETF, ALPS Medical Breakthroughs ETF, ALPS REIT Dividend Dogs ETF, ALPS Sector Dividend Dogs ETF, Barron’s 400 ETF, RiverFront Dynamic US Dividend Advantage ETF, and RiverFront Dynamic US Flex-Cap ETF have entered into a securities lending agreement with State Street Bank & Trust Co. ("SSB"), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund will limit such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held as SSB as custodian shall be available to be lent except those securities the Fund or ALPS Advisors Inc. specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and by cash equivalents (including irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower). The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Schedule of Investments as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities.

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of February 28, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Alerian Energy Infrastructure ETF	$5,604,779	$5,651,720	$–	$5,651,720
ALPS Clean Energy ETF	128,925,492	71,562,358	57,464,979	129,027,337
ALPS Disruptive Technologies ETF	6,363,818	1,029,173	5,404,695	6,433,868
ALPS Emerging Sector Dividend Dogs ETF	382,916	402,405	–	402,405
ALPS Equal Sector Weight ETF	34,315,338	33,980,593	1,012,554	34,993,147
ALPS Global Travel Beneficiaries ETF	135,099	51,900	89,935	141,835
ALPS Hillman Active Value ETF	82,605	–	84,502	84,502
ALPS International Sector Dividend Dogs ETF	25,555	27,973	–	27,973
ALPS Medical Breakthroughs ETF	14,555,578	7,428,024	7,587,976	15,016,000
Barron's 400 ETF	3,135,662	1,296,051	1,871,558	3,167,609
RiverFront Dynamic US Dividend Advantage ETF	1,972,846	1,220,335	805,860	2,026,195
RiverFront Dynamic US Flex-Cap ETF	654,726	257,702	409,267	666,969

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

4. Return of Capital Estimates

The Alerian MLP ETF (the "Alerian Fund") expects a portion of the distributions it receives from Master Limited Partnerships ("MLPs") to be treated as a tax-deferred return of capital, thus reducing the Alerian Fund’s current tax liability. Return of capital distributions are not taxable income to the shareholder, but reduce the investor’s tax basis in the investor’s Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Alerian Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Alerian Fund.

5. Master Limited Partnerships

MLPs are publicly traded partnerships engaged in, among other things, the transportation, storage and processing of minerals and natural resources and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include, among other things, natural resource- based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners; the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount ("minimum quarterly distributions" or "MQD"). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

6. Affiliated Companies

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the three months ended February 28, 2022, the Alerian MLP ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Security Name	Share Balance as of February 28, 2022	Market Value as of November 30, 2021	Purchases	Purchases In-Kind	Sales	Market Value as of February 28, 2022	Dividends*	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Crestwood Equity Partners LP	8,097,133	$191,619,639	$4,354,332	$30,174,512	$(17,524,822)	$249,148,782	$-	$46,439,124	$(979,475)
DCP Midstream LP	12,549,873	305,805,520	6,930,021	48,521,460	(27,392,367)	415,149,799	-	88,057,552	(1,992,930)
EnLink Midstream LLC	46,322,123	279,392,241	5,909,952	48,068,886	(27,229,691)	412,266,895	-	112,450,069	(1,332,919)
Genesis Energy LP	15,282,557	142,731,294	3,217,064	23,169,939	(12,979,250)	182,626,556	-	36,376,529	(7,693,369)
Holly Energy Partners LP	6,425,011	99,394,845	2,162,498	15,293,683	(8,379,123)	106,783,683	-	892,979	(425,521)
Magellan Midstream Partners LP	11,840,353	495,004,139	24,358,566	74,853,230	(43,589,106)	574,493,927	-	37,080,267	(1,250,110)
NuStar Energy LP	13,866,132	179,635,876	4,350,776	30,005,557	(16,927,459)	221,303,467	-	35,854,553	(6,164,135)
Plains All American Pipeline LP	56,775,775	497,343,940	2,845,909	80,472,483	(44,962,666)	600,119,942	-	104,627,702	(30,419,494)
Western Midstream Partners LP	26,166,871	489,748,659	-	83,760,338	(61,110,995)	681,385,321	-	181,284,791	(4,102,671)
						$3,443,278,372	$-	$643,063,566	$(54,360,624)

*	100% of the income received was estimated as Return of Capital.